Goldman Sachs Funds

TAXABLE INVESTMENT GRADE FUNDS

Semiannual Report April 30, 2001

Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs

G O L D M A N  S A C H S  T A X A B L E  I N V E S T M E N T  G R A D E  F U N D S

Market Review

Dear Shareholder:

During the period under review, fixed income securities posted strong results. This was in sharp contrast to the negative returns generated by the global equity markets.

The U.S. Economy Stumbles

In our last report to shareholders, we pointed out that economic growth in the U.S. was beginning to moderate. Since that time, we’ve seen economic activity decline sharply. By the fourth quarter of 2000, many financial and economic indicators suggested an increasing probability of a recession. The most significant signs of moderation included weak production data, higher unemployment claims and lower consumer confidence. This triggered the Federal Reserve Board (the “Fed”) to switch gears and officially move from a “tightening” to an “easing” bias.

In January 2001, the Fed began aggressively taking steps to ward off a recession — beginning with an unexpected 50 basis point interest rate cut on January 3rd, between its regularly scheduled meeting. The Fed followed up with three additional 50 basis point cuts during the reporting period, the last of which was another inter-meeting move in mid-April. This series of four rate cuts in less than four months, constituting 200 basis points in total, demonstrates the Fed’s willingness to stimulate economic growth.

The Bond Market Excels

During most of the reporting period, U.S. bond prices in general rose, as the Fed’s interest rate cuts created a favorable tone for most spread products. The growing demand for bonds was also a positive, as many investors abandoned the faltering stock market in favor of these “safer havens.” One of the few sectors of the market that initially faltered was lower rated corporate bonds. While these issues later rebounded, higher quality issues performed well throughout the period, with less volatility than corporate spreads.

The international bond markets also rose during the reporting period. Again, slower economic growth, falling equity markets and a declining interest rate environment buoyed the markets. Japanese bonds were the best performing major market, while European bonds lagged those in both the U.S. and Japan, as the European Central Bank remained unclear on its interest rate policy.

As always, we appreciate your support and we look forward to serving your investment needs in the years to come.

Sincerely,

David B. Ford Co-Head, Goldman Sachs Asset Management	David W. Blood Co-Head, Goldman Sachs Asset Management
May 9, 2001

G O L D M A N  S A C H S  T A X A B L E  I N V E S T M E N T  G R A D E  F U N D S

What Distinguishes Goldman Sachs’
Fixed Income Investing Process?

At Goldman Sachs Asset Management, the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set in order to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

Assess relative value among sectors (such as mortgages and corporates) and sub-sectors Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

Team approach to decision making Manage risk by avoiding significant sector and interest rate bets Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

  Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield
  Capitalize on Goldman Sachs’ industry renowned credit research capabilities
  Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

F U N D  B A S I C S

Enhanced Income Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV) [1]	30-Day Standardized Yield[2]	6-Month U.S.Treasury[3]	1-Year U.S.Treasury[3]

Class A	4.54%	4.62%	3.47%	4.23%
Institutional	4.74	5.10	3.47	4.23
Administration	4.70	4.85	3.47	4.23

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The 6-Month and 1-Year U.S. Treasury securities reported by Merrill Lynch do not reflect any fees or expenses.

S T A N D A R D I Z E D T O T A L R E T U R N S [4]

For the period ending 3/31/01		Class A	Institutional	Administration

Since Inception (8/2/00)		4.13%	5.96%	5.86%

[4] The Standardized Total Returns are average annual returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 1.5% for Class A shares. Because Administration shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O  C O M P O S I T I O N  A S  O F  4 / 3 0 / 0 1 [5]

Sector Allocation

Agency Debentures				48.2%
Asset-Backed Securities				26.1
Corporate Bonds				12.7
Cash Equivalents				8.0
U.S. Treasuries				4.7

[5] Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

P O R T F O L I O  R E S U L T S

Enhanced Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Enhanced Income Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, Institutional and Administration share classes generated cumulative total returns, at net asset value, of 4.54%, 4.74% and 4.70%, respectively. These figures outperformed the Fund’s benchmarks, the One-Year and Six-Month U.S. Treasury Bills, which returned 4.23% and 3.47%, respectively.

Investment Objective

The Fund seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity. It’s important to note that the Fund is not a money market fund and its net asset value will fluctuate.

Portfolio Composition

The Goldman Sachs Enhanced Income Fund targets a duration of nine months, with diversified holdings in high credit quality (minimum “A’’) sectors including U.S Treasuries, Agency, Corporate, Asset Backed and Money Market Instruments. By the end of the reporting period the Fund had its largest weighting in Agency Debentures (48.2% of net assets), followed by Asset-Backed Securities (26.1%), Corporate Bonds (12.7%), Cash (8.0%) and U.S. Treasuries (4.7%).

Portfolio Outlook

As the reporting period drew to a close, economic indicators were sending mixed signals. On a positive note, gross domestic product (GDP) grew at a 2% annual rate in the first quarter of 2001, twice the consensus estimate. On a negative note, the National Association of Purchasing Management’s index edged up only slightly in April. Briskly climbing jobless insurance claims, plunging help-wanted advertising and a slide in consumer perceptions of job availability all suggested that employment conditions have taken a turn for the worse. As such, Goldman Sachs economists expect a continuation of the Fed’s aggressive rate-cutting strategy during the near term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Enhanced Income Management Team

May 9, 2001

F U N D  B A S I C S

Adjustable Rate Government Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV) [1]	30-Day Standardized Yield[2]	6-Month U.S.Treasury[3]	1-Year U.S.Treasury[3]

Class A	4.24%	5.47%	3.47%	4.23%
Institutional	4.44	5.95	3.47	4.23
Administration	4.28	5.45	3.47	4.23

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The 6-Month and 1-Year U.S. Treasury securities reported by Merrill Lynch do not reflect any fees or expenses.

S T A N D A R D I Z E D T O T A L R E T U R N S [4]

For the period ending 3/31/01		Class A	Institutional	Service

One Year		5.05%	7.11%	6.61%
Five Years		5.24	5.92	N/A
Since Inception		5.37 (5/15/95)	5.52 (7/17/91)	5.20 (3/27/97)

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 1.5% for Class A shares. Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O  C O M P O S I T I O N  A S  O F  4 / 3 0 / 0 1 [5]

Sector Allocation

Adjustable Rate Mortgage Securities				80.0%
Fixed Rate Pass-Throughs				9.1
Cash Equivalents				5.5
Collateralized Mortgage Obligations				4.1

[5] Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

P O R T F O L I O  R E S U L T S

Adjustable Rate Government Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs Adjustable Rate Government Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, Institutional and Service share classes generated cumulative total returns, at net asset value, of 4.24%, 4.44% and 4.28%, respectively. These returns outperformed the Fund’s benchmarks, the Six-Month U.S. Treasury bill and the One-Year U.S. Treasury bill, which returned 3.47% and 4.23%, respectively.

Investment Objective

The Fund seeks a high level of current income consistent with low volatility of principal, primarily through investments in securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises. These issues include adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets.

Portfolio Composition

We maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark. In addition, we increased the Fund’s duration versus the benchmark, based on our positive view on interest rates. This position enhanced the Fund’s performance, as interest rates fell during the period.

Portfolio Highlights

Changes in portfolio holdings:

  Adjustable Rate Mortgages (ARMS) — 78.6% on October 31, 2000 to 80.0% on April 30, 2001.
  Collateralized Mortgage Obligations (CMOs) — 4.9% on October 31, 2000 to 4.1% on April 30, 2001.
  Fixed-Rate Pass-Throughs — 7.2% on October 31, 2000 to 9.1% on April 30, 2001.

  During the reporting period we proactively shifted a portion of the Fund’s exposure out of more structured mortgage securities, due to an increase in mortgage pre-payment levels. These assets were tactically allocated into mortgage pass-throughs that possessed attractive risk/return characteristics.

P O R T F O L I O  R E S U L T S

Portfolio Outlook

As the reporting period drew to a close, economic indicators were sending mixed signals. On a positive note, gross domestic product (GDP) grew at a 2% annual rate in the first quarter of 2001, twice the consensus estimate. On a negative note, the National Association of Purchasing Management’s index edged up only slightly in April. Briskly climbing jobless insurance claims, plunging help-wanted advertising and a slide in consumer perceptions of job availability all suggested that employment conditions have taken a turn for the worst. As such, Goldman Sachs economists expect a continuation of the Fed’s aggressive rate-cutting strategy during the near-term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2001

F U N D  B A S I C S

Short Duration Government Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV)[1]	30-Day Standardized Yield[2]	2-Year U.S. Treasury Security[3]

Class A	5.79%	5.27%	4.87%
Class B	5.61	4.77	4.87
Class C	5.43	4.63	4.87
Institutional	6.12	5.78	4.87
Service	5.87	5.28	4.87

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The 2-Year U.S. Treasury Security does not reflect any fees or expenses.

S T A N D A R D I Z E D A N N U A L T O T A L R E T U R N S [4]

For the period ending 3/31/01	Class A	Class B	Class C	Institutional	Service

One Year	8.03%	7.46%	8.37%	10.66%	10.01%
Five Years	N/A	N/A	N/A	6.48	N/A
Ten Years	N/A	N/A	N/A	6.28	N/A
Since Inception	5.54	5.45	5.02	6.93	6.04
	(5/1/97)	(5/1/97)	(8/15/97)	(8/15/88)	(4/10/96)

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 2% for Class A shares, the assumed deferred sales charge for Class B shares (2% maximum declining to 0% after three years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 1 [5]

Sector Allocation

Fixed Rate Pass-Throughs					34.7%
Collateralized Mortgage Obligations					28.2
Adjustable Rate Mortgage Securities					16.2
Agency Debentures					14.2
U.S. Treasuries					5.2
Cash Equivalents					1.9

[5] Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

P O R T F O L I O  R E S U L T S

Short Duration Government Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs Short Duration Government Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, at net asset value, of 5.79%, 5.61%, 5.43%, 6.12% and 5.87%, respectively. Over the same time period, the Fund outperformed its benchmark, the Two-Year U.S. Treasury security, which generated a 4.87% cumulative total return.

Investment Objective

The Fund seeks a high level of current income and, secondarily, in seeking current income, may also consider the potential for capital appreciation, primarily through investing in U.S. government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark. In addition, we increased the Fund’s duration versus the benchmark, based on our positive view on interest rates. This position enhanced the Fund’s performance, as interest rates fell during the period.

Portfolio Highlights

  Collateralized Mortgage Obligations (CMOs) — 42.7% on October 31, 2000 to 28.2% on April 30, 2001.
  Fixed Rate Pass-Throughs — 25.7% on October 31, 2000 to 34.7% on April 30, 2001.
  Adjustable Rate Mortgage Securities (ARMs) — 20.5% on October 31, 2000 to 16.2% on April 30, 2001.
  Agency Debentures — 6.7% on October 31, 2000 to 14.2% on April 30, 2001.

  During the reporting period, we proactively shifted a portion of the Fund’s exposure out of more structured mortgage securities. These assets were allocated into mortgage pass-throughs and agency securities that were trading at attractive valuations.

P O R T F O L I O  R E S U L T S

Portfolio Outlook

As the reporting period drew to a close, economic indicators were sending mixed signals. On a positive note, gross domestic product (GDP) grew at a 2% annual rate in the first quarter of 2001, twice the consensus estimate. On a negative note, the National Association of Purchasing Management’s index edged up only slightly in April. Briskly climbing jobless insurance claims, plunging help-wanted advertising and a slide in consumer perceptions of job availability all suggested that employment conditions have taken a turn for the worst. As such, Goldman Sachs economists expect a continuation of the Fed’s aggressive rate-cutting strategy during the near-term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2001

F U N D  B A S I C S

Government Income Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV)[1]	30-Day Standardized Yield[2]	Lehman Govt./ Mortgage Index[3]

Class A	6.10%	5.24%	5.82%
Class B	5.63	4.73	5.82
Class C	5.56	4.74	5.82
Institutional	6.32	5.90	5.82
Service	5.99	5.47	5.82

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The Lehman Brothers Government/Mortgage Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

S T A N D A R D I Z E D A N N U A L T O T A L R E T U R N S [4]

For the period ending 3/31/01	Class A	Class B	Class C	Institutional	Service

One Year	7.42%	6.28%	10.43%	12.85%	12.39%
Five Years	6.16	N/A	N/A	N/A	7.01
Since Inception	6.27	6.13	6.11	7.29	6.80
	(2/10/93)	(5/1/96)	(8/15/97)	(8/15/97)	(2/10/93)[5]

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
[5] Performance data for Service shares prior to 8/15/97 (commencement of operations) is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares in the Fund reflects the expenses applicable to the Fund’s Class A shares. The fees applicable to Service shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 1 [6]

Sector Allocation

Mortgage-Backed Obligations					47.9%
U.S. Treasuries					17.2
Agency Debentures					14.7
Asset-Backed Securities					13.9
Cash Equivalents					1.5
Municipal Bonds					1.4

[6] Figures represent a percentage of net assets and may not sum to 100% . The Fund is actively managed and, as such, its composition may differ over time.

P O R T F O L I O  R E S U L T S

Government Income Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs Government Income Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated cumulative total returns, at net asset value, of 6.10%, 5.63%, 5.56%, 6.32% and 5.99%, respectively. Over the same time period, the Fund’s benchmark, the Lehman Government/Mortgage Index, generated a 5.82% cumulative total return.

Investment Objective

The Fund seeks a high level of current income consistent with safety of principal, primarily through investing in U.S. government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark. In addition, we increased the Fund’s duration versus the benchmark, based on our positive view on interest rates. This position enhanced the Fund’s performance, as interest rates fell during the period.

Portfolio Highlights

Changes in portfolio holdings:

  Mortgage-Backed Securities (MBS) — 60.5% on October 31, 2000 to 55.0% on April 30, 2001.
  U.S.Treasuries —10.9% on October 31, 2000 to 17.2% on April 30, 2001.
  Asset-Backed Securities (ABS) —12.2% on October 31, 2000 to 13.9% on April 30, 2001.
  Agency Debentures —15.2% on October 31, 2000 to 14.7% on April 30, 2001.

  As yields fell, we tactically adjusted our exposure within the mortgage sector—decreasing our exposure to mortgage pass-throughs in favor of asset-backed and commercial mortgage backed securities (CMBS), to take advantage of their lower pre-payment risk.

P O R T F O L I O  R E S U L T S

Portfolio Outlook

As the reporting period drew to a close, economic indicators were sending mixed signals. On a positive note, gross domestic product (GDP) grew at a 2% annual rate in the first quarter of 2001, twice the consensus estimate. On a negative note, the National Association of Purchasing Management’s index edged up only slightly in April. Briskly climbing jobless insurance claims, plunging help-wanted advertising and a slide in consumer perceptions of job availability all suggested that employment conditions have taken a turn for the worst. As such, Goldman Sachs economists expect a continuation of the Fed’s aggressive rate-cutting strategy during the near-term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2001

F U N D   B A S I C S

Core Fixed Income Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV)[1]	30-Day Standardized Yield[2]	Lehman Aggregate Bond Index[3]

Class A	6.13%	5.41%	6.22%
Class B	5.83	4.90	6.22
Class C	5.72	4.91	6.22
Institutional	6.43	6.07	6.22
Service	6.17	5.56	6.22

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The Lehman Aggregate Bond Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

S T A N D A R D I Z E D A N N U A L T O T A L R E TU R N S [4]

For the period ending 3/31/01	Class A	Class B	Class C	Institutional	Service

One Year	6.58%	5.53%	9.63%	12.08%	11.53%
Five Years	N/A	N/A	N/A	7.35	6.82
Since Inception	5.93	5.61	5.84	6.85	6.76
	(5/1/97)	(5/1/97)	(8/15/97)	(1/5/94)	(3/13/96)

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 1 [5]

Sector Allocation

Mortgage-Backed Obligations	41.5%	Cash Equivalents	2.2%
Corporate Bonds	32.7	Agency Debentures	1.3
Asset-Backed Securities	9.7	Emerging Market Debt	1.3
U.S. Treasuries	11.4	Sovereign Credit	0.9

[5] Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

P O R T F O L I O  R E S U L T S

Core Fixed Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Core Fixed Income Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated cumulative total returns, at net asset value, of 6.13%, 5.83%, 5.72%, 6.43% and 6.17%, respectively. Over the same time period, the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, generated a cumulative total return of 6.22%.

Investment Objective

The Fund seeks total return consisting of capital appreciation and income that exceeds that of the Lehman Brothers Aggregate Bond Index, primarily through fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate debt securities, mortgage-backed securities and asset-backed securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark. In addition, we increased the Fund’s duration versus the benchmark, based on our positive view on interest rates. This position enhanced the Fund’s performance, as interest rates fell during the period.

Portfolio Highlights

Changes in portfolio holdings:

  Mortgage-Backed Securities (MBS) — 41.4% on October 31, 2000 to 41.5% on April 30, 2001.
  Corporate Bonds — 33.6% on October 31, 2000 to 32.7% on April 30, 2001.
  Asset-Backed Securities (ABS) — 10.7% on October 31, 2000 to 9.7% on April 30, 2001.
  U.S.Treasuries — 3.7% on October 31, 2000 to 11.4% on April 30, 2001.
  Emerging Market Debt (EMD) — 7.3% on October 31, 2000 to 1.3% on April 30, 2001.

  As yields fell, we tactically adjusted our exposure within the mortgage sector—decreasing our exposure to mortgage pass-throughs in favor of commercial mortgage backed securities (CMBS), to take advantage of their lower pre-payment risk. As the period began, sentiment in the investment grade corporate sector was fairly negative. However, the sector rebounded in January 2001, as the Fed began aggressively lowering interest rates.

P O R T F O L I O  R E S U L T S

Portfolio Outlook

As the reporting period drew to a close, economic indicators were sending mixed signals. On a positive note, gross domestic product (GDP) grew at a 2% annual rate in the first quarter of 2001, twice the consensus estimate. On a negative note, the National Association of Purchasing Management’s index edged up only slightly in April. Briskly climbing jobless insurance claims, plunging help-wanted advertising and a slide in consumer perceptions of job availability all suggested that employment conditions have taken a turn for the worst. As such, Goldman Sachs economists expect a continuation of the Fed’s aggressive rate-cutting strategy during the near-term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2001

F U N D  B A S I C S

Global Income Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV)[1]	30-Day Standardized Yield[2]	JPM Global Govt. Bond Index[3]

Class A	5.19%	3.36%	5.09%
Class B	4.88	3.02	5.09
Class C	4.89	3.02	5.09
Institutional	5.46	4.18	5.09
Service	5.20	3.67	5.09

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The composition and characteristics of the securities in the JP Morgan (JPM) Global Government Bond Index (hedged) are not identical to those of the Fund. Also, unlike the Fund’s return, the Index’s return does not reflect any fees or expenses. Investors cannot invest directly in the Index.

S T A N D A R D I Z E D A N N U A L T O T A L R E T U R N S [4]

For the period ending 3/31/01	Class A	Class B	Class C	Institutional	Service

One Year	4.94%	3.86%	8.24%	10.64%	10.02%
Five Years	6.81	N/A	N/A	8.47	7.89
Since Inception	7.09	6.75	6.37	8.92	7.66
	(8/2/91)	(5/1/96)	(8/15/97)	(8/1/95)	(8/2/91)[5]

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
[5] Performance data for Service shares prior to 3/12/97 (commencement of operations) is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares in the Fund reflects the expenses applicable to the Fund’s Class A shares. The fees applicable to Service shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence performance would be reduced.

T O P P O S I T I O N S A S O F 4 / 3 0 / 0 1 [6]

Bond Denomination

1. U.S. Dollar	33.9%	6. New Zealand Dollar	2.3%
2. Euro Currency	29.0	7. German Mark	1.9
3. Japanese Yen	16.6	8. Canadian Dollar	1.7
4. Swedish Krona	6.7	9. Danish Krone	0.5
5. Great Britain Pound	6.0

[6] Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

P O R T F O L I O  R E S U L T S

Global Income Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs Global Income Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated cumulative total returns, at net asset value, of 5.19%, 4.88%, 4.89%, 5.46% and 5.20%, respectively. Over the same time period, the Fund’s benchmark, the JP Morgan Global Government Bond Index (hedged into U.S. dollars), generated a 5.09% cumulative total return.

Investment Objective

The Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation primarily through investments in high quality fixed income securities of U.S. and foreign issuers and through transactions in foreign currencies.

Portfolio Positioning

At the beginning of the reporting period, our global economic outlook was broadly negative. We believed that the slowdown in the U.S. would have a significant impact on the global economy, especially in Asia, and that the UK and Europe would also suffer. We therefore positioned accordingly, with an overweight duration relative to the benchmark. Although the Federal Reserve Board (the “Fed”) had taken the lead in cutting rates, we believed that the Bank of England’s Monetary Policy Committee would follow suit, and we reflected this with a long UK 5-year/short European 5-year position.

As the period progressed, we believed that the aggressive monetary easing by the Fed had begun to take an effect and the chances of a global recession were easing. Furthermore, we believed that the fixed income markets had already discounted most of the negative economic news and the associated interest rate cuts. We therefore decided to take profits on our long duration positions, and we moved to take advantage of potential yield curve flattening in the U.S., Europe, the UK and Japan. Although our economic outlook had turned generally more positive, we believed that the economic situation in Japan had deteriorated somewhat, and we expressed this by reinstating our overweight duration position in Japan.

P O R T F O L I O  R E S U L T S

Portfolio Outlook

Our overall outlook continues to be heavily dependent on the impact of the global slowdown in the U.S., and in particular on the U.S. consumer, whose behavior will be key in determining the length and severity of the global slowdown. Within the dollar bloc, we are still concerned about the impact of the global slowdown on the Australian and New Zealand economies.

In Europe, lagging economic indicators have remained robust, with employment statistics in particular remaining strong. We continue to believe, however, that the global economic slowdown will have a greater impact on the Euroland economy than the European Central Bank’s interest rate policy so far might lead some investors to believe. Our outlook for the UK remains similar to that for Europe. We believe that while the economy is overall in a very strong position, there will invariably be an impact from the global slowdown. Our outlook for Japanese activity continues to be negative, and our long duration stance reflects our outlook in this market.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Fixed Income Investment Management Team

May 9, 2001

GOLDMAN SACHS ENHANCED INCOME FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on August 2, 2000 (commencement of operations) in the Institutional shares of the Goldman Sachs Enhanced Income Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Six-Month and One-Year U.S. Treasury Bills (“Six-Month T-Bill/One-Year T-Bill”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A and Administration shares will vary from Institutional shares due to differences in fees and loads.

Enhanced Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 2, 2000 to April 30, 2001.

Aggregate Total Return through April 30, 2001	Since Inception (a)	Six Months (a)
Class A shares (commenced August 2, 2000)
Excluding sales charges	6.27%	4.54%
Including sales charges	4.70%	2.99%

Institutional shares (commenced August 2, 2000)	6.59%	4.74%

Administration shares (commenced August 2, 2000)	6.46%	4.70%

(a)	Not annualized.
GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 48.2%

African Development Bank
$ 4,900,000	6.25%	10/28/2002	$ 4,984,030
3,500,000	6.50	03/15/2004	3,616,116
1,000,000	6.75	10/01/2004	1,031,381

Asian Development Bank
2,880,000	6.50	09/21/2002	2,953,394
4,475,000	6.50	10/21/2002	4,591,041

Council of Europe
1,000,000	6.38	09/17/2002	1,021,468

European Investment Bank
8,560,000	6.13	10/28/2002	8,716,348

Export Development Corp.
5,500,000	6.00	05/13/2003	5,612,453

Federal Farm Credit Bank
4,500,000	6.25	12/02/2002	4,601,970
7,000,000	5.10	04/26/2004	7,010,710
5,000,000	5.45	01/19/2005	5,019,550

Federal Home Loan Banks
23,000,000	6.38	11/15/2002	23,625,462
2,200,000	5.00	02/28/2003	2,213,856
2,000,000	3.91	09/08/2003	1,980,406
5,000,000	7.00	09/19/2003	5,049,155
1,000,000	5.23	11/07/2003	1,004,534
1,000,000	5.38	01/05/2004	1,010,745
11,000,000	5.25	02/13/2004	11,076,956
3,000,000	6.50	11/15/2005	3,131,979

Federal Home Loan Mortgage Corp.
2,500,000	6.00	05/28/2003	2,503,037
11,000,000	5.50	02/12/2004	11,061,820
4,455,000	6.31	02/26/2004	4,608,867

Federal National Mortgage Association
2,400,000	5.74	05/06/2004	2,426,112
5,000,000	7.88	02/24/2005	5,443,620
3,750,000	7.65	03/10/2005	4,055,464
9,000,000	6.92	11/08/2005	9,284,598

Government of New Zealand
2,900,000	5.25	01/20/2004	2,906,780

Instituto de Credito Oficial
3,500,000	7.00	05/03/2002	3,611,839

Inter-American Development Bank
5,000,000	6.13	10/04/2002	5,111,965
1,000,000	6.25	04/15/2006	1,030,000

KFW International Finance, Inc.
9,000,000	6.75	01/14/2003	9,282,456
4,000,000	5.63	02/18/2003	4,058,260
1,000,000	5.00	11/25/2003	999,679

Kingdom of Belgium
2,500,000	6.50	03/25/2002	2,540,653

Kingdom of Denmark
1,500,000	6.88	10/03/2002	1,544,466

Republic of Italy
6,000,000	6.75	05/02/2002	6,131,316

Singapore Power
1,500,000	7.25	04/28/2005	1,575,975

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)

The International Bank for Reconstruction and Development
$ 2,700,000	6.21%	09/08/2003	$ 2,752,283
6,000,000	6.00	03/24/2004	6,174,798

TOTAL AGENCY DEBENTURES
(Cost $183,777,387)			$ 185,355,542

Asset-Backed Securities – 26.1%

Auto – 22.4%
Americredit Automobile Receivables Trust Series 1999-D, Class A
$ 6,250,000	7.02%	12/05/2005	$ 6,466,635

Americredit Automobile Receivables Trust Series 2000-1, Class A3
8,000,000	5.13	11/06/2005	8,011,971

Americredit Automobile Receivables Trust Series 2000-C, Class A3
10,000,000	7.05	02/12/2005	10,324,978

Americredit Automobile Receivables Trust Series 2000-D, Class A3
10,000,000	6.74	02/05/2005	10,240,000

ANRC Auto Owner Trust Series 1999-A, Class A4
4,400,000	6.94	04/17/2006	4,547,126

Associates Automobile Receivables Trust Series 2000-2, Class A3
3,000,000	6.82	02/15/2005	3,065,579

Carco Auto Loan Master Trust
3,000,000	5.78	03/15/2004	3,038,179

Daimlerchrysler Auto Trust Series 2000-D, Class A2
5,000,000	6.70	06/08/2003	5,049,800

Ford Credit Auto Owner Trust Series 2000-C, Class A4
5,000,000	7.24	02/15/2004	5,156,586

Ford Credit Auto Owner Trust Series 2000-E, Class A4
5,000,000	6.74	06/15/2004	5,143,912

Household Automotive Trust
1,500,000	7.05	02/17/2005	1,553,097

Union Acceptance Corp. Series 2000-D, Class A3
10,000,000	6.72	10/11/2005	10,289,927

WFS Financial Owner Trust Series 2000-A, Class A3
2,000,000	7.22	09/20/2004	2,060,003

WFS Financial Owner Trust Series 2000-C, Class A2
500,000	7.01	08/20/2003	505,575

WFS Financial Owner Trust Series 2000-D, Class A3
6,000,000	6.83	07/20/2005	6,180,995

World Omni Auto Receivables Trust Series 2001-A, Class A3
4,250,000	5.30	02/20/2005	4,283,222

			$ 85,917,585

Credit Card – 2.7%
Advanta Credit Card Master Trust Series 1996-D, Class A
$ 1,150,000	5.31%	06/15/2005	$ 1,151,724

Chemical Master Credit Card Trust I Series 1995-4, Class A
1,000,000	5.55	07/25/2005	1,002,521

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Credit Card – (continued)
Discover Card Master Trust 1 Series 1999-4, Class A
$ 5,000,000	5.65%	11/16/2004	$ 5,055,030

MBNA Master Credit Card Trust Series 1995-E, Class A
1,000,000	5.38	01/15/2005	1,002,223

Standard Credit Card Master Trust Series 1994-4, Class A
2,000,000	8.25	11/07/2003	2,041,401

			$ 10,252,899

Finance Companies – 1.0%
Union Financial Services-1, Inc. Series 1998-A, Class A8
$ 4,000,000	5.50%	09/01/2005	$ 4,022,762

TOTAL ASSET-BACKED SECURITIES
(Cost $98,273,640)			$ 100,193,246

Corporate Bonds – 12.7%

Automotive – 1.9%
Ford Motor Credit Co.
$ 1,150,000	6.50%	02/28/2002	$ 1,166,418
775,000	6.00	01/14/2003	783,620
675,000	7.50	06/15/2003	701,533
850,000	5.75	02/23/2004	846,489
1,000,000	6.13	03/20/2004	1,010,463

General Motors Acceptance Corp.
2,900,000	6.38	01/30/2004	2,940,174

			$ 7,448,697

Chemicals – 0.3%
The Dow Chemical Co.
$ 990,000	7.00%	08/15/2005	$ 1,031,858

Commercial Banks – 3.8%
Bank of America Corp.
$ 900,000	8.38%	03/15/2002	$ 927,064
500,000	7.75	07/15/2002	516,559
1,525,000	6.50	08/15/2003	1,560,009
650,000	6.63	06/15/2004	668,015
800,000	6.38	05/15/2005	805,846

BankBoston Corp.
1,750,000	6.88	07/15/2003	1,802,759

Citicorp
1,815,000	8.00	02/01/2003	1,902,920

Citigroup, Inc.
750,000	7.45	06/06/2002	772,931

Midland Bank PLC
320,000	8.63	12/15/2004	348,390

The Bank of New York Co., Inc.
2,325,000	7.63	07/15/2002	2,398,516
460,000	7.88	11/15/2002	480,286

Wells Fargo & Co.
1,800,000	7.20	05/01/2003	1,869,457

Wells Fargo Financial, Inc.
550,000	5.45	05/03/2004	549,853

			$ 14,602,605

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Electric – 0.2%
PECO Energy Co.
$ 880,000	5.63%	11/01/2001	$ 883,850

Entertainment – 0.2%
The Walt Disney Company
$ 835,000	5.13%	12/15/2003	$ 832,873

Finance Companies – 2.8%
American General Finance Corp.
$ 1,825,000	6.25%	12/18/2002	$ 1,863,916
790,000	7.70	06/26/2003	833,241

Associates Corporation of North America
665,000	6.00	04/15/2003	675,138
General Electric Capital Corp.
2,750,000	6.75	09/11/2003	2,855,336

Heller Financial, Inc.
1,855,000	6.50	07/22/2002	1,887,932

Household Finance Corp.
2,030,000	5.88	11/01/2002	2,049,374
500,000	6.00	05/01/2004	504,690

			$ 10,669,627

Insurance Companies – 0.7%
Hartford Life, Inc.
$ 1,075,000	6.90%	06/15/2004	$ 1,107,014

The Hartford Financial Services Group, Inc.
1,650,000	6.38	11/01/2002	1,677,588

			$ 2,784,602

Media–Non Cable – 0.7%
Viacom, Inc.
$ 2,540,000	6.75%	01/15/2003	$ 2,594,382

Mortgage Banks – 0.3%
Countrywide Funding Corp.
$ 1,085,000	6.38%	10/08/2002	$ 1,099,873

Retailers – 0.6%
Sears Roebuck Acceptance Corp.
$ 375,000	6.86%	08/06/2001	$ 377,466
465,000	6.41	11/19/2002	470,120
500,000	6.00	03/20/2003	502,226
810,000	6.76	06/25/2003	829,923

			$ 2,179,735

Telecommunications – 0.5%
360 Communications Co.
$ 905,000	7.13%	03/01/2003	$ 928,000

Vodafone Americas Asia, Inc.
1,145,000	7.00	10/01/2003	1,186,566

			$ 2,114,566

Tobacco – 0.4%
Philip Morris Companies, Inc.
$ 880,000	7.13%	08/15/2002	$ 898,702
600,000	7.00	07/15/2005	614,603

			$ 1,513,305

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Yankee Banks – 0.3%
National Westminster Bank PLC
$ 715,000	9.38%	11/15/2003	$ 781,906

Quebec Province
430,000	7.50	07/15/2002	443,575

			$ 1,225,481

TOTAL CORPORATE BONDS
(Cost $48,302,397)			$ 48,981,454

U.S. Treasury Obligations – 4.7%

United States Treasury Notes
$ 2,200,000	5.25%	05/31/2001	$ 2,202,321
13,100,000	5.50	08/31/2001	13,160,378
2,700,000	6.50	03/31/2002	2,757,974

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,005,184)			$ 18,120,673

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 8.0%

Joint Repurchase Agreement Account II ∧ V
$ 30,600,000	4.65%	05/01/2001	$ 30,600,000

TOTAL REPURCHASE AGREEMENT
(Cost $30,600,000)			$ 30,600,000

TOTAL INVESTMENTS
(Cost $378,958,608)			$ 383,250,915

V	Joint repurchase agreement was entered into on April 30, 2001.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on August 1, 1991 in the Institutional shares of the Goldman Sachs Adjustable Rate Government Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Six-Month and One-Year U.S. Treasury Bills (“Six-Month T-Bill/One-Year T-Bill”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A and Service shares will vary from Institutional shares due to differences in fees and loads.

Adjustable Rate Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 1, 1991 to April 30, 2001. (a)

Institutional shares
Lehman 1-2 Index
One-Year T-Bill
Six-Month T-Bill
$22,000
$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$17,878
$17,037
$16,885
$16,437
8/1/91
10/91
10/92
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00
4/01

Average Annual Total Return through April 30, 2001	Since Inception	Five Years	One Year	Six Months (b)

Class A shares (commenced May 15, 1995)
Excluding sales charges	5.63%	5.53%	6.70%	4.24%
Including sales charges	5.36%	5.21%	5.06%	2.63%

Institutional Class (commenced July 17, 1991)	5.53%	5.92%	7.23%	4.44%

Service Class (commenced March 27, 1997)	5.21%	n/a	6.79%	4.28%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Statement of Investments
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 93.2%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 32.2%
$ 1,086,186	8.10%	07/01/2018	$ 1,097,732
355,272	8.02	09/01/2018	359,880
2,438,880	7.62	11/01/2018	2,489,028
582,769	7.97	12/01/2018	589,506
3,195,505	7.84	05/01/2019	3,233,468
5,946,916	8.12	11/01/2019	6,086,312
4,949,957	7.95	01/01/2020	5,010,786
1,812,355	8.22	05/01/2020	1,843,510
9,268,241	7.91	06/01/2020	9,498,464
182,195	8.06	02/01/2021	184,017
13,333,497	8.24	02/01/2022	13,646,034
2,714,612	7.82	06/01/2022	2,741,894
1,555,819	7.78	08/01/2022	1,577,912
2,078,632	7.73	09/01/2022	2,098,441
2,622,730	8.16	09/01/2022	2,658,373
3,712,580	8.12	06/01/2024	3,779,294
1,278,296	7.48	02/01/2028	1,288,088
2,389,683	8.13	07/01/2030	2,437,722

			$ 60,620,461

Adjustable Rate Federal National Mortgage Association (FNMA)# – 43.5%
$ 550,401	7.32%	04/01/2003	$ 549,542
431,485	8.25	11/01/2014	439,489
2,692,744	7.01	03/01/2017	2,752,656
1,501,415	8.03	03/01/2017	1,531,849
5,923,975	7.35	04/01/2017	6,118,191
233,037	7.63	11/01/2017	237,563
2,076,742	6.55	03/01/2018	2,057,273
447,367	7.62	03/01/2018	451,143
355,205	8.18	05/01/2018	358,000
3,566,636	7.25	06/01/2018	3,616,533
1,482,355	8.08	08/01/2018	1,519,310
875,716	7.81	10/01/2018	887,039
70,384	7.74	11/01/2018	71,426
2,442,320	7.88	11/01/2018	2,475,144
1,312,287	7.75	06/01/2019	1,331,079
1,646,729	6.96	07/01/2019	1,665,945
737,135	7.70	08/01/2019	748,387
234,508	6.85	09/01/2019	233,118
2,488,772	8.36	11/01/2019	2,551,327
7,385,060	8.43	05/01/2020	7,602,255
3,924,257	8.00	07/01/2020	3,963,055
3,977,125	7.01	12/25/2020	4,002,314
2,215,209	8.12	01/01/2021	2,258,938
1,679,588	8.05	02/01/2021	1,695,191
927,962	7.67	04/01/2021	938,726
17,815,952	7.86	09/01/2021	18,137,351
183,085	8.14	01/01/2022	188,491
490,096	7.96	02/01/2022	500,457
920,371	7.55	05/01/2022	929,547
684,988	7.68	08/01/2022	701,202
1,974,328	8.32	02/01/2023	1,984,357
127,609	6.76	12/01/2023	129,215
6,160,247	7.56	06/01/2024	6,214,889
Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association (FNMA)# – (continued)
$ 152,742	7.70%	07/01/2024	$ 154,215
2,459,838	7.85	08/01/2027	2,510,887
283,050	8.28	01/01/2028	292,384

			$ 81,798,488

Adjustable Rate Government National Mortgage Association (GNMA)# – 4.3%
$ 1,660,771	6.38%	03/20/2016	$ 1,679,758
2,243,236	6.91	08/20/2018	2,287,712
2,728,092	6.38	02/20/2021	2,760,211
1,268,591	7.38	06/20/2022	1,288,850

			$ 8,016,531

Federal Home Loan Mortgage Corp. (FHLMC) – 4.6%
$ 1,509,166	6.50%	03/01/2013	$ 1,528,030
3,158,257	6.50	04/01/2013	3,197,736
1,335,499	6.50	05/01/2013	1,352,192
2,511,609	6.50	06/01/2013	2,543,353

			$ 8,621,311

Federal National Mortgage Association (FNMA) – 3.2%
$ 5,746,423	8.00%	01/01/2016	$ 5,961,914

Government National Mortgage Association (GNMA) – 1.3%
$ 2,408,234	6.50%	08/15/2027	$ 2,393,378

Collateralized Mortgage Obligations – 4.1%

IOette•# – 0.1%
FNMA Remic Trust Series 1990-145, Class B
$ 9,773	5.70%	12/25/2020	$ 285,048

Regular Floater CMOs# – 2.8%
FNMA Series 1998-66, Class FC
$ 5,293,694	5.52%	11/17/2028	$ 5,282,101

Sequential Fixed Rate CMOs – 1.2%
FHLMC Series 1980, Class C
$ 162,539	6.85%	10/15/2021	$ 162,366
FNMA Remic Trust Series 1993-14, Class A
1,652,561	6.00	02/25/2008	1,659,419
FNMA Remic Trust Series G93-39, Class A
520,814	5.70	08/25/2016	519,820

			$ 2,341,605

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS			$ 7,908,754

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $178,187,518)			$ 175,320,837

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 5.5%

Joint Repurchase Agreement Account II ∧ V
$ 10,400,000	4.65%	05/01/2001	$ 10,400,000

TOTAL REPURCHASE AGREEMENT
(Cost $10,400,000)			$ 10,400,000

TOTAL INVESTMENTS
(Cost $188,587,518)			$ 185,720,837

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2001.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on April 30, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on September 1, 1988 in the Institutional shares of the Goldman Sachs Short Duration Government Fund. For comparative purposes, the performance of the Fund’s benchmark (the U.S. 2-Year Treasury Note (“Two-Year T-Note”)), as well as the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index (“Lehman Short (1-3) Gov’t Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

Short Duration Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1988 to April 30, 2001.(a)

Institutional shares
Lehman Short (1-3) Gov't Index
Two-Year T-Note
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$23,852
$23,293
$23,202
9/1/88
10/89
10/90
10/91
10/92
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00
4/01

Average Annual Total Return through April 30, 2001	Since Inception	Ten Years	Five Years	One Year	Six Months (b)

Class A (commenced May 1, 1997)
Excluding sales charges	6.00%	n/a	n/a	10.32%	5.79%
Including sales charges	5.46%	n/a	n/a	8.13%	3.72%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	5.39%	n/a	n/a	9.69%	5.61%
Including contingent deferred sales charges	5.39%	n/a	n/a	7.57%	3.55%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.93%	n/a	n/a	9.54%	5.43%
Including contingent deferred sales charges	4.93%	n/a	n/a	8.48%	4.40%

Institutional Class (commenced August 15, 1988)	6.90%	6.21%	6.52%	10.77%	6.12%

Service Class (commenced April 10, 1996)	5.99%	n/a	5.97%	10.23%	5.87%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 79.1%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 4.2%
$ 714,261	8.13%	08/01/2017	$ 724,524
774,494	7.36	05/01/2018	775,029
2,078,239	8.22	06/01/2018	2,120,032
784,044	7.97	12/01/2018	793,108
3,077,763	8.24	02/01/2022	3,149,906
853,665	7.75	10/01/2025	872,499

			$ 8,435,098

Adjustable Rate Federal National Mortgage Association (FNMA)# – 12.0%
$ 1,035,565	8.25%	11/01/2014	$ 1,054,775
1,890,188	7.96	11/01/2017	1,916,492
2,150,197	7.39	02/01/2018	2,222,669
1,812,096	7.98	06/01/2018	1,852,138
1,906,001	8.07	03/01/2019	1,946,865
3,662,621	8.43	05/01/2020	3,770,339
2,502,264	7.80	12/01/2020	2,545,802
2,658,251	8.12	01/01/2021	2,710,725
684,988	7.68	08/01/2022	701,202
1,926,907	8.01	01/01/2023	1,996,790
2,095,674	7.36	07/01/2028	2,139,830
1,349,409	8.00	01/01/2031	1,376,815

			$ 24,234,442

Federal Home Loan Mortgage Corp. (FHLMC) – 11.7%
$ 2,328,562	6.00%	04/01/2003	$ 2,361,928
2,785,727	6.50	01/01/2013	2,822,812
760,763	6.50	04/01/2013	770,890
1,651,472	6.50	05/01/2013	1,672,116
708,163	6.50	06/01/2013	716,744
1,980,020	6.50	08/01/2014	1,997,346
1,000,000	7.00	07/01/2015	1,022,810
1,000,000	7.00	09/01/2015	1,022,810
2,000,001	7.00	10/01/2015	2,045,621
1,992,732	8.50	10/01/2015	2,104,186
1,000,000	7.00	11/01/2015	1,022,811
1,000,000	7.00	02/01/2016	1,022,810
973,716	7.50	12/01/2030	994,842
969,654	7.50	01/01/2031	990,691
3,000,000	7.00	TBA-15 yr®	3,062,810

			$ 23,631,237

Federal National Mortgage Association (FNMA) – 16.3%
$ 708,938	8.50%	05/01/2010	$ 736,391
22,771	6.00	08/01/2010	22,819
25,216	6.00	11/01/2010	25,269
68,526	6.00	01/01/2011	68,500
119,670	6.00	02/01/2011	119,625
3,691,313	6.00	03/01/2011	3,690,831
1,471,391	6.00	04/01/2011	1,470,968
1,699,956	6.00	05/01/2011	1,699,315
217,696	6.00	06/01/2011	217,614
201,640	6.00	07/01/2011	202,062
541,380	6.00	09/01/2011	542,513
42,467	6.00	12/01/2011	42,451
Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Federal National Mortgage Association (FNMA) – continued
$ 48,130	6.00%	01/01/2012	$ 48,012
266,379	6.00	03/01/2012	265,727
202,902	6.00	04/01/2013	202,825
289,900	6.00	11/01/2013	289,791
467,313	6.00	01/01/2014	453,732
1,592,056	6.00	03/01/2014	1,535,837
2,901,452	7.50	03/01/2015	2,991,194
439,778	8.50	09/01/2015	458,878
1,402,085	8.50	10/01/2015	1,462,978
244,117	8.50	12/01/2015	254,719
9,737,885	8.00	01/01/2016	9,844,219
1,909,863	7.00	11/01/2019	1,940,860
2,905,877	7.50	01/01/2031	2,965,538
1,518,179	8.00	02/01/2031	1,569,418

			$ 33,122,086

Government National Mortgage Association (GNMA) – 6.7%
$ 779,621	6.50%	06/15/2008	$ 798,552
440,158	6.50	07/15/2008	450,846
1,392,297	6.50	08/15/2008	1,426,106
819,625	6.50	09/15/2008	839,528
146,563	6.50	10/15/2008	150,122
40,443	6.50	11/15/2008	41,426
101,192	9.00	12/15/2008	108,343
65,766	6.50	01/15/2009	67,358
143,350	9.00	01/15/2009	153,782
11,641	6.50	03/15/2009	11,923
49,862	6.50	04/15/2009	51,069
602,441	6.50	05/15/2009	617,027
66,864	6.50	07/15/2009	68,483
66,384	6.50	11/15/2009	67,991
42,500	9.00	01/15/2010	45,624
324,836	9.00	07/15/2012	349,030
15,698	6.50	01/15/2024	15,638
153,300	6.50	02/15/2024	152,723
644,205	6.50	04/15/2024	641,779
1,541,328	6.50	08/15/2027	1,531,821
987,950	7.50	12/15/2029	1,011,414
144,700	7.50	06/15/2030	148,136
117,927	7.50	07/15/2030	120,728
1,887,554	7.50	11/15/2030	1,932,383
1,758,972	7.50	01/15/2031	1,800,747
952,484	7.50	02/15/2031	975,106

			$ 13,577,685

Collateralized Mortgage Obligations (CMOs) – 28.2%
Inverse Floater# – 2.0%
FHLMC Series 1693, Class S
$ 1,824,944	6.98%	09/15/2008	$ 1,838,630
FNMA Remic Trust Series 1990-134, Class SC
678,082	14.80	11/25/2020	784,113
FNMA Remic Trust Series 1993-231, Class SA
1,470,593	8.91	12/25/2008	1,497,180

			$ 4,119,923

Inverse Floating Rate – Interest Only #• – 0.0%
FHLMC Series 1684, Class JD
$ 542,743	3.07%	08/15/2020	$ 13,766

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

IOette•# – 0.2%
FHLMC Series 1161, Class U
$ 16,265	18.54%	11/15/2021	$ 488,581

Planned Amortization Class (PAC) CMOs – 6.7%
FHLMC Series 1916, Class PC
$ 3,700,000	6.75%	12/15/2011	$ 3,720,905

FHLMC Series 2130, Class QY
2,810,256	8.50	02/15/2019	2,925,844

FNMA REMIC Trust Series 1997-84, Class PA
4,000,000	5.90	11/25/2021	3,995,181

FNMA Series G93-32, Class PH
3,000,000	6.50	11/25/2022	3,040,200

			$ 13,682,130

Planned Amortization – Interest Only• – 0.1%
FHLMC Series 1587, Class HA
$ 1,356,851	6.50%	10/15/2008	$ 173,751

Principal Only° – 0.8%
FNMA Remic Trust Series G92-28, Class A
$ 1,861,288	6.52%	05/25/2007	$ 1,692,096

Regular Floater CMOs# – 0.3%
FHLMC Series 1684, Class JC
$ 542,743	5.93%	08/15/2020	$ 539,009

Sequential Fixed Rate CMOs – 17.0%
FHLMC Remic Trust Series 1997-54, Class A
$ 6,433,423	6.50%	02/18/2021	$ 6,505,798

FHLMC Series 1812, Class D
506,460	6.00	07/15/2008	507,419

FHLMC Series 1883, Class E
5,042,347	7.00	03/15/2010	5,126,592

FHLMC Series 1998, Class DB
1,627,090	9.50	01/17/2025	1,685,978

FHLMC Series 2152, Class AB
2,610,872	6.25	01/15/2026	2,622,830

FNMA Remic Trust Series 1960-16, Class E
6,056,201	9.00	03/25/2020	6,349,502

FNMA Remic Trust Series 1989-74, Class J
1,178,473	9.80	10/25/2019	1,266,016

FNMA Remic Trust Series 1993-33, Class ZA
7,503,355	7.50	09/25/2021	7,648,911

FNMA Series 1988-12, Class A
1,562,507	10.00	02/25/2018	1,732,380

GNMA Remic Trust Series 1995-3, Class DQ
972,082	8.05	06/16/2025	1,018,178

			$ 34,463,604

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Super Floater# – 0.6%
FNMA Remic Trust Series 88-12, Class B
$ 1,233,558	5.65%	02/25/2018	$ 1,172,901

Support – 0.5%
FHLMC Series 16, Class M
$ 1,081,054	7.00%	08/25/2023	$ 1,073,249

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 57,419,010

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $160,294,778)			$160,419,558

Agency Debentures – 14.2%

Federal Home Loan Bank
$18,000,000	5.25%	02/13/2004	$ 18,125,928
1,500,000	4.88	04/16/2004	1,493,404

Federal Home Loan Mortgage Corp.
3,000,000	6.25	07/15/2004	3,099,444

Federal National Mortgage Association
700,000	7.25	01/15/2010	758,659

Small Business Administration
1,255,020	7.20	06/01/2017	1,305,171
1,723,397	6.30	05/01/2018	1,721,845
2,175,976	6.30	06/01/2018	2,172,588

TOTAL AGENCY DEBENTURES
(Cost $28,673,086)			$ 28,677,039

U.S. Treasury Obligations – 5.2%

United States Treasury Notes
$ 600,000	5.25%	08/15/2003	$ 610,777
9,000,000	5.88	02/15/2004	9,304,857
500,000	7.88	11/15/2004	549,922

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,512,156)			$ 10,465,556

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.9%

Joint Repurchase Agreement Account II∧V
$ 3,900,000	4.65%	05/01/2001	$ 3,900,000

TOTAL REPURCHASE AGREEMENT
(Cost $3,900,000)			$ 3,900,000

TOTAL INVESTMENTS
(Cost $203,380,020)			$203,462,153

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2001.

-
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on April 30, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on March 1, 1993 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Government Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers Mutual Fund Government/Mortgage Index (“Lehman Gov’t/MBS Index”)), as well as the Lehman Brothers Mutual Fund General U.S. Government Index (“Lehman U.S. Gov’t Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A shares due to differences in fees and loads.

Government Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested March 1, 1993 to April 30, 2001.(a)

Class A shares
Lehman Gov't/MBS Index
Lehman U.S. Gov't Index
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$17,040
$16,880
$15,871
3/1/93
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00
4/01

Average Annual Total Return through April 30, 2001	Since Inception	Five Years	One Year	Six Months (b)

Class A (commenced February 10, 1993)
Excluding sales charges	6.73%	7.11%	12.03%	6.10%
Including sales charges	6.13%	6.14%	6.97%	1.34%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	6.31%	6.31%	11.12%	5.63%
Including contingent deferred sales charges	5.89%	5.89%	5.84%	0.50%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.77%	n/a	11.05%	5.56%
Including contingent deferred sales charges	5.77%	n/a	9.99%	4.54%

Institutional Class (commenced August 15, 1997)	6.96%	n/a	12.41%	6.32%

Service Class (commenced August 15, 1997)	6.43%	n/a	11.87%	5.99%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments
April 30, 2001 (Unaudited)
Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 55.0%

Federal Home Loan Mortgage Corp. (FHLMC) – 20.3%
$ 2,078,150	7.00%	06/01/2009	$ 2,134,634
1,930,194	6.50	08/01/2010	1,967,011
1,946,130	6.50	06/01/2014	1,963,159
883,438	7.00	03/01/2015	903,590
586,148	7.00	09/01/2015	599,519
2,061,499	7.00	10/01/2015	2,108,522
782,940	7.00	11/01/2015	800,799
1,787,364	7.00	12/01/2015	1,828,134
782,645	7.00	02/01/2016	800,498
1,923,611	7.50	03/01/2027	1,967,489
1,800,109	7.00	02/01/2028	1,818,668
449,648	8.00	07/01/2030	465,546
960,248	8.00	09/01/2030	994,200
2,943,438	7.50	12/01/2030	3,006,854
997,657	7.50	01/01/2031	1,019,302
2,890,271	7.50	02/01/2031	2,951,689
6,000,000	7.00	TBA-15 yr-	6,125,640

			$ 31,455,254

Federal National Mortgage Association (FNMA) – 14.7%
$ 3,355,917	7.00%	03/01/2015	$ 3,429,320
572,730	7.00	08/01/2015	584,718
811,228	7.00	11/01/2015	828,207
890,217	7.00	12/01/2015	908,849
1,345,131	7.00	01/01/2016	1,373,284
2,125,128	8.00	01/01/2016	2,204,821
455,858	7.00	02/01/2016	465,399
283,674	6.50	08/01/2025	282,344
175,235	6.50	09/01/2025	174,411
188,195	6.50	10/01/2025	187,309
249,657	6.50	11/01/2025	248,825
330,192	6.50	12/01/2025	328,643
15,203	6.50	05/01/2026	15,131
85,165	6.50	06/01/2028	84,470
837,282	6.50	11/01/2028	830,449
982,357	7.00	01/01/2031	990,030
3,857,972	7.50	01/01/2031	3,936,970
1,975,593	7.50	02/01/2031	2,015,718
4,000,000	6.00	TBA-20 yr-	3,940,000

			$ 22,828,898

Government National Mortgage Association (GNMA) – 8.7%
$ 282,766	8.00%	12/15/2021	$ 295,224
290,127	8.00	01/15/2022	302,910
293,516	8.00	04/15/2022	306,358
19,875	6.50	04/15/2023	19,810
164,389	7.00	07/15/2023	166,899
132,063	7.00	08/15/2023	134,079
106,589	7.00	09/15/2023	108,216
119,559	6.50	10/15/2023	119,171
103,633	7.00	10/15/2023	105,216
324,846	6.50	11/15/2023	323,793
1,038,570	6.50	12/15/2023	1,035,203
30,680	7.00	12/15/2023	31,148
2,186,873	6.50	01/15/2024	2,178,638
389,991	6.50	02/15/2024	388,523

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Government National Mortgage Association (GNMA) – (continued)
$ 89,485	6.50%	03/15/2024	$ 89,148
341,168	6.50	04/15/2024	339,883
117,237	6.50	10/15/2024	116,723
906,081	7.00	06/15/2028	915,704
520,819	6.50	07/15/2028	517,174
699,133	7.50	10/15/2029	715,737
798,737	7.50	12/15/2029	817,707
662,710	7.50	04/15/2030	678,449
748,993	7.50	10/15/2030	766,781
712,753	7.50	11/15/2030	729,681
2,230,806	7.50	01/15/2031	2,283,788

			$ 13,485,963

Collateralized Mortgage Obligations (CMOs) – 11.3%
Interest Only• – 0.0%
FNMA Interest-Only Stripped Security Series 151, Class 2
$ 197,540	9.50%	07/01/2022	$ 42,655

Inverse Floater# – 0.7%
FNMA Remic Trust Series 1993-231, Class SA
$ 1,102,945	7.31%	12/25/2008	$ 1,122,884

Inverse Floating Rate – Interest Only#• – 0.1%
Salomon Brothers Mortgage Securities VII Series 1996-6E, Class A2
$ 4,145,126	3.98%	03/30/2025	$ 127,670

Non-Agency CMOs – 1.8%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A2
$ 800,000	6.52%	07/17/2007	$ 819,068

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
400,000	7.30	12/18/2006	420,375

First Union-Lehman Brothers-Bank of America Series 1998-C2, Class A2
1,500,000	6.56	11/18/2008	1,525,870

			$ 2,765,313

Planned Amortization Class (PAC) CMOs – 3.9%
FHLMC Series 1661, Class PJ
$ 2,000,000	6.50%	01/15/2009	$ 2,025,000

FNMA Remic Trust Series 1994-40, Class VC
4,000,000	6.50	02/25/2010	4,000,000

			$ 6,025,000

Planned Amortization – Interest Only• – 0.5%
FHLMC Series 2205, Class PI
$ 4,215,033	7.50%	05/15/2027	$ 749,475

Principal Only° – 0.1%
FNMA Remic Trust Series G-35, Class N
$ 162,686	6.60%	10/25/2021	$ 133,385

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Sequential Fixed Rate CMOs – 2.3%
Citicorp Mortgage Securities, Inc. Series 1993-11, Class A6
$ 274,131	6.25%	09/25/2008	$ 273,632

FNMA Remic Trust Series 1998-58, Class VA
3,006,294	6.00	12/22/2027	3,007,887

GE Capital Mortgage Services, Inc. Series 1995-1, Class A8
234,498	8.40	02/25/2025	233,635

			$ 3,515,154

Support – 1.9%
FHLMC Series 16, Class M
$ 540,527	7.00%	08/25/2023	$ 536,624

Housing Securities, Inc. Series 1994-1, Class A13
1,455,585	6.50	03/25/2009	1,442,849

Salomon Brothers Mortgage Securities VII Series 1996-6H, Class A1
1,000,000	6.00	09/30/2008	972,750

			$ 2,952,223

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 17,433,759

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $84,909,586)			$ 85,203,874

Agency Debentures – 14.7%

Federal Farm Credit Bank
$ 2,000,000	5.10%	10/07/2008	$ 1,903,180

Federal Home Loan Bank
6,600,000	5.25	02/13/2004	6,646,173
1,000,000	5.68	12/03/2007	1,014,192
2,000,000	5.48	01/28/2009	1,946,260

Federal National Mortgage Association
3,000,000	5.45	02/05/2004	3,038,049
1,500,000	7.25	01/15/2010	1,625,697

Small Business Administration
1,589,848	6.70	12/01/2016	1,620,494
1,323,925	7.15	03/01/2017	1,373,646
1,094,481	7.50	04/01/2017	1,151,465
624,852	7.30	05/01/2017	652,465
861,698	6.30	05/01/2018	860,923
870,391	6.30	06/01/2018	869,035

TOTAL AGENCY DEBENTURES
(Cost $22,361,146)			$ 22,701,579

Asset-Backed Securities – 13.9%

Auto – 1.2%
ARG Funding Corp. Series 1999-1A, Class A3
$ 1,750,000	6.02%	05/20/2005	$ 1,780,567

Credit Card – 10.9%
Chemical Master Credit Card Trust 1 Series 1996-3, Class A
$ 2,950,000	7.09%	02/15/2009	$ 3,124,407

Principal Amount	Interest Rate	Maturity Date	Value

Asset Backed Securities – (continued)

Credit Card – (continued)
Citibank Credit Card Master Trust 1 Series 1998-2, Class A
$ 2,000,000	6.05%	01/15/2010	$ 2,004,934

Discover Card Master Trust I Series 1999-2, Class A
2,500,000	5.90	10/15/2004	2,534,725

Discover Card Master Trust I Series 1999-6, Class A
3,000,000	6.85	07/17/2007	3,125,756
Fingerhut Master Trust Series 1998-2, Class A
2,050,000	6.23	02/15/2007	2,090,118
MBNA Master Credit Card Trust Series 1998-C, Class A#
2,000,000	5.10	11/15/2005	2,000,441

MBNA Master Credit Card Trust Series 2000-L, Class A#
2,000,000	6.50	04/15/2010	2,059,046

			$ 16,939,427

Lease – 1.3%
AESOP Funding II LLC Series 1998-1, Class A†
$ 2,000,000	6.14%	05/20/2006	$ 2,025,740

Manufactured Housing – 0.5%
Mid-State Trust Series 4, Class A
$ 693,059	8.33%	04/01/2030	$ 737,099

TOTAL ASSET-BACKED SECURITIES
(Cost $21,070,217)			$ 21,482,833

Insured Revenue Bond – 1.4%

New Jersey Economic Development Authority Series A
$ 2,000,000	7.43%	02/15/2029	$ 2,098,160

TOTAL INSURED REVENUE BOND
(Cost $2,000,000)			$ 2,098,160

U.S. Treasury Obligations – 17.2%

United States Treasury Interest-Only Stripped Securities•
$ 1,780,000	5.43%	05/15/2013	$ 892,225
2,100,000	5.52	02/15/2014	996,847

United States Treasury Principal-Only Stripped Securities°
2,590,000	5.27	11/15/2009	1,613,490
1,050,000	5.90	05/15/2020	325,331
6,440,000	5.91	11/15/2021	1,819,422
1,000,000	5.90	11/15/2022	267,319
380,000	5.85	08/15/2025	87,654

United States Treasury Bonds
4,200,000	8.88	08/15/2017	5,530,220
4,000,000	8.75	08/15/2020	5,302,288
3,500,000	6.88	08/15/2025	3,926,185

United States Treasury Note
5,700,000	5.88	02/15/2004	5,893,076

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,770,084)			$ 26,654,057

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.5%

Joint Repurchase Agreement Account II∧V
$ 2,400,000	4.65%	05/01/2001	$ 2,400,000

TOTAL REPURCHASE AGREEMENT
(Cost $2,400,000)			$ 2,400,000

TOTAL INVESTMENTS
(Cost $159,511,033)			$ 160,540,503

-
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2001.

°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.

†
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of 144A securities amounted to $2,025,740 as of April 30, 2001.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on April 30, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on January 5, 1994 (commencement of operations) in the Institutional shares of the Goldman Sachs Core Fixed Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

Core Fixed Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested January 5, 1994 to April 30, 2001.

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Institutional shares
Lehman Aggregate Index
$16,136
$16,073
1/5/94
10/94
10/95
10/96
10/97
10/98
10/99
10/00
4/01

Average Annual Total Return through April 30, 2001	Since Inception	Five Years	One Year	Six Months (a)

Class A (commenced May 1, 1997)
Excluding sales charges	6.89%	n/a	11.59%	6.13%
Including sales charges	5.66%	n/a	6.57%	1.34%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	6.12%	n/a	10.73%	5.83%
Including contingent deferred sales charges	5.32%	n/a	5.45%	0.69%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.54%	n/a	10.73%	5.72%
Including contingent deferred sales charges	5.54%	n/a	9.67%	4.69%

Institutional Class (commenced January 5, 1994)	6.69%	7.34%	12.12%	6.43%

Service Class (commenced March 13, 1996)	6.54%	6.81%	11.45%	6.17%

(a)	Not annualized.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments
April 30, 2001 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds – 32.7%

Aerospace/Defense – 0.4%
Raytheon Co.
$ 250,000		6.45%	08/15/2002	$ 251,485
1,835,000		5.70	11/01/2003	1,803,310

				$ 2,054,795

Airlines – 0.7%
Continental Airlines, Inc.
$ 331,890		7.26%	03/15/2020	$ 339,603
880,000		7.71	04/02/2021	928,761

Northwest Airlines, Inc.
465,315		8.07	01/02/2015	477,436
1,853,640		8.97	01/02/2015	1,964,321

NWA Trust
115,440		8.26	03/10/2006	119,848

				$ 3,829,969

Automotive – 3.3%
DaimlerChrysler NA Holding Corp.
$ 260,000		6.67%	02/15/2002	$ 264,318
1,310,000		6.90	09/01/2004	1,340,322

Ford Capital BV
325,000		9.88	05/15/2002	341,053

Ford Motor Co.
785,000		6.63	10/01/2028	688,186

Ford Motor Credit Co.
1,375,000		6.00	01/14/2003	1,390,293
750,000		7.50	06/15/2003	779,481
1,900,000		5.75	02/23/2004	1,902,996
1,500,000		6.70	07/16/2004	1,526,175
2,375,000		7.60	08/01/2005	2,484,889

General Motors Acceptance Corp.
1,400,000		7.48	02/28/2003	1,447,613
100,000		5.75	11/10/2003	100,493
1,600,000		6.38	01/30/2004	1,622,165
1,450,000		6.85	06/17/2004	1,479,203

General Motors Corp.
500,000		7.20	01/15/2011	505,405

The Hertz Corp.
1,200,000		6.00	01/15/2003	1,204,435
500,000		7.00	07/15/2003	512,022

				$ 17,589,049

Automotive Parts – 0.5%
TRW, Inc.
$ 65,000		6.50%	06/01/2002	$ 64,908
2,000,000	†	6.63	06/01/2004	1,989,336
550,000		6.05	01/15/2005	531,570

				$ 2,585,814

Broker Dealer – 0.1%
World Financial Properties†
446,066		6.91%	09/01/2013	$ 450,546

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Chemicals – 0.3%
Rohm & Haas Co.
$ 795,000	7.85%	07/15/2029	$ 831,260

The Dow Chemical Co.
750,000	7.38	11/01/2029	767,662

			$ 1,598,922

Commercial Banks – 3.2%
Bank of America Corp.
$ 400,000	7.50%	10/15/2002	$ 413,627
2,245,000	6.63	06/15/2004	2,307,222
700,000	6.38	05/15/2005	705,115
795,000	7.88	05/16/2005	851,809
1,085,000	7.40	01/15/2011	1,129,453

Citicorp
900,000	8.00	02/01/2003	942,570
1,200,000	7.20	06/15/2007	1,249,817

Citigroup, Inc.
950,000	6.75	12/01/2005	985,083

First Union Corp.
160,000	7.10	08/15/2004	166,358

FleetBoston Financial Corp.
1,210,000	7.25	09/15/2005	1,273,961

Norwest Financial, Inc.
400,000	6.38	09/15/2002	407,617

The Bank of New York Co., Inc.
750,000	7.63	07/15/2002	775,800
1,100,000	7.88	11/15/2002	1,148,510
625,000	8.50	12/15/2004	678,340

The Money Store, Inc.
630,000	7.30	12/01/2002	651,179

Wells Fargo & Co.
2,440,000	6.63	07/15/2004	2,513,176

Wells Fargo Bank NA#
1,050,000	7.80	06/15/2010	1,104,984

			$ 17,304,621

Conglomerates – 0.7%
Tyco International Group SA
$ 965,000	5.88%	11/01/2004	$ 963,971
2,710,000	6.38	06/15/2005	2,722,837

			$ 3,686,808

Consumer Cyclicals – 0.1%
Cendant Corp.
$ 755,000	7.75%	12/01/2003	$ 760,509

Credit Card Banks – 0.5%
Capital One Bank
$ 1,450,000	6.38%	02/15/2003	$ 1,450,548
350,000	6.65	03/15/2004	346,584
485,000	8.25	06/15/2005	497,600

Capital One Financial Corp.
355,000	7.25	12/01/2003	359,267

			$ 2,653,999

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Electric – 2.0%
Calenergy, Inc.
$ 725,000	7.23%	09/15/2005	$ 741,969
410,000	7.63	10/15/2007	421,257

Commonwealth Edison Co.
1,000,000	7.00	07/01/2005	1,023,755

MidAmerican Funding LLC
690,000	6.75	03/01/2011	668,707

Niagara Mohawk Power Corp.
650,000	6.88	04/01/2003	662,639
400,000	7.38	08/01/2003	411,564
389,000	8.00	06/01/2004	407,860

NRG Energy, Inc.
1,135,000	7.75	04/01/2011	1,135,636
Progress Energy, Inc.
1,500,000	6.75	03/01/2006	1,530,967
Texas Utilities Electric Co.
1,500,000	6.75	04/01/2003	1,530,975
Wisconsin Energy Corp.
2,310,000	5.88	04/01/2006	2,274,675

			$ 10,810,004

Energy – 1.8%
Coastal Corp.
$ 1,265,000	7.75%	06/15/2010	$ 1,321,161
El Paso Corp.
485,000	6.75	05/15/2009	476,399
Enron Corp.†
960,000	8.00	08/15/2005	1,013,064
KeySpan Corp.
350,000	7.25	11/15/2005	366,672
640,000	7.63	11/15/2010	679,292
Kinder Morgan Energy Partners LP
1,335,000	6.75	03/15/2011	1,319,354
Norsk Hydro ASA
460,000	7.15	01/15/2029	438,429
Occidental Petroleum Corp.
1,000,000	6.50	04/01/2005	1,008,356
930,000	7.65	02/15/2006	976,801
375,000	7.20	04/01/2028	359,419
Osprey Trust/Osprey I, Inc.†
545,000	7.80	01/15/2003	557,156
Phillips Petroleum Co.
1,225,000	8.50	05/25/2005	1,330,541

			$ 9,846,644

Environmental – 0.9%
Republic Services, Inc.
$ 1,370,000	6.63%	05/15/2004	$ 1,375,228
Waste Management, Inc.
700,000	6.13 #	07/15/2001	699,366
1,000,000	6.38	12/01/2003	1,002,648
1,050,000	7.00	10/01/2004	1,061,271
565,000	7.38	08/01/2010	566,421

			$ 4,704,934

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Finance Companies – 1.7%
Associates Corp. of North America
$ 1,200,000	5.80%	04/20/2004	$ 1,209,511
1,000,000	6.00	07/15/2005	1,005,490
Comdisco, Inc.
2,070,000	6.13	01/15/2003	1,138,500
Heller Financial, Inc.
1,235,000	7.50	08/23/2002	1,268,864
Household Finance Corp.
1,300,000	7.25	07/15/2003	1,345,169
900,000	6.00	05/01/2004	908,442
550,000	8.00	05/09/2005	586,354
400,000	7.88	03/01/2007	427,762
PHH Corp.
1,150,000	8.13	02/03/2003	1,169,406

			$ 9,059,498

Food – 0.6%
ConAgra Foods, Inc.
$ 605,000	7.50%	09/15/2005	$ 628,994
845,000	7.88	09/15/2010	889,948
Kellogg Co.†
1,420,000	6.00	04/01/2006	1,405,118

			$ 2,924,060

Home Construction – 0.2%
Centex Corp.
$ 600,000	9.75%	06/15/2005	$ 649,716
615,000	7.35	04/04/2006	609,760

			$ 1,259,476

Insurance Companies – 1.3%
American General Finance Corp.
$ 1,200,000	7.49%	03/03/2003	$ 1,253,960
1,500,000	5.75	11/01/2003	1,515,768
685,000	8.45	10/15/2009	761,727
AXA Financial, Inc.
1,435,000	7.75	08/01/2010	1,533,051
Conseco, Inc.
330,000	8.50	10/15/2002	326,700
Hartford Financial Services Group, Inc.
1,300,000	6.38	11/01/2008	1,291,568

			$ 6,682,774

Media-Cable – 2.2%
Cox Communications, Inc.
$ 1,285,000	6.50%	11/15/2002	$ 1,300,576
500,000	7.50	08/15/2004	520,900
220,000	7.75	08/15/2006	231,598
375,000	6.40	08/01/2008	365,493
520,000	6.80	08/01/2028	457,785
Lenfest Communications, Inc.
2,300,000	8.38	11/01/2005	2,479,775
Shaw Communications, Inc.
1,350,000	7.25	04/06/2011	1,332,665

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Media-Cable – (continued)
Time Warner Entertainment Co.
$ 850,000	9.63%	05/01/2002	$ 884,614
500,000	7.25	09/01/2008	518,282
Time Warner, Inc.
1,100,000	7.98	08/15/2004	1,169,196
1,200,000	8.18	08/15/2007	1,301,201
1,000,000	6.85	01/15/2026	1,018,285

			$ 11,580,370

Media-Non Cable – 1.2%
CBS Corp.
$ 665,000	6.88%	09/01/2003	$ 683,698
Chancellor Media Corp. LA
725,000	8.00	11/01/2008	750,375
News America Holdings, Inc.
540,000	8.00	10/17/2016	534,222
110,000	7.13	04/08/2028	94,244
PanAmSat Corp.
880,000	6.13	01/15/2005	848,126
Viacom, Inc.
2,250,000	6.75	01/15/2003	2,297,880
455,000	7.75	06/01/2005	481,745
690,000	7.70	07/30/2010	732,611

			$ 6,422,901

Mortgage Banks – 1.3%
Countrywide Capital Corp. III
$ 1,080,000	8.05%	06/15/2027	$ 1,056,265
Countrywide Funding Corp.
1,000,000	6.97	03/28/2003	1,026,060
Countrywide Home Loans, Inc.
400,000	6.45	02/27/2003	406,767
200,000	6.70	03/10/2005	203,479
1,050,000	6.25	04/15/2009	1,000,858
Homeside Lending, Inc.
1,760,000	6.20	05/15/2003	1,779,800
1,360,000	6.75	08/01/2004	1,380,568

			$ 6,853,797

Oil and Gas – 0.4%
Petroleum Geo-Services ASA
$ 1,415,000	7.13%	03/30/2028	$ 1,112,003
R&B Falcon Corp.
900,000	6.95	04/15/2008	899,233

			$ 2,011,236

Paper – 0.2%
International Paper Co.†
$ 1,250,000	8.00%	07/08/2003	$ 1,301,863

REIT – 1.2%
ERP Operating LP
$ 1,220,000	6.95%	03/02/2011	$ 1,199,172
Liberty Property LP
455,000	6.97	12/11/2003	466,235
115,000	7.10	08/15/2004	116,917
Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

REIT – (continued)
Simon Property Group, Inc.
$ 1,495,000	6.63%	06/15/2003	$ 1,499,261
500,000	6.75	02/09/2004	499,663
700,000	6.75	07/15/2004	701,760
500,000	6.75	06/15/2005	492,260
Spieker Properties, Inc.
1,580,000	6.80	05/01/2004	1,601,215

			$ 6,576,483

Retailers – 0.7%
Federated Department Stores, Inc.
$ 35,000	8.13%	10/15/2002	$ 36,262
700,000	8.50	06/15/2003	740,418
Sears Roebuck Acceptance Corp.
500,000	6.41	11/19/2002	505,505
1,600,000	6.00	03/20/2003	1,607,125
820,000	6.71	09/17/2003	839,345

			$ 3,728,655

Supermarkets – 1.2%
Delhaize America, Inc.
$ 535,000	7.38%	04/15/2006	$ 541,123
1,045,000	8.13 †	04/15/2011	1,068,795
Fred Meyer, Inc.
1,500,000	7.38	03/01/2005	1,556,688
575,000	7.45	03/01/2008	593,198
Safeway, Inc.
2,500,000	6.05	11/15/2003	2,537,960

			$ 6,297,764

Technology – 0.1%
Motorola, Inc.
$ 360,000	6.75%	02/01/2006	$ 345,600
455,000	7.63	11/15/2010	434,525

			$ 780,125

Telecommunications – 4.0%
360 Communications Co.
$ 1,015,000	7.13%	03/01/2003	$ 1,040,795
AT&T Wireless Services, Inc.†
1,275,000	7.88	03/01/2011	1,279,363
Bell Atlantic New Jersey, Inc.
315,000	8.00	06/01/2022	332,901
Bellsouth Capital Funding Corp.
675,000	7.88	02/15/2030	718,922
British Telecom PLC
1,755,000	8.13	12/15/2010	1,836,328
Deutsche Telekom International Finance B.V.
945,000	7.75	06/15/2005	977,735
France Telecom SA
2,695,000	7.75	03/01/2011	2,738,212
645,000	8.50	03/01/2031	664,492
GTE California, Inc.
370,000	7.65	03/15/2007	393,509
330,000	6.75	05/15/2027	299,981
MCI WorldCom, Inc.
450,000	8.88	01/15/2006	462,434

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Telecommunications – (continued)
Metronet Communications Corp.§
$ 945,000	0.00/9.95%	06/15/2008	$ 772,422
New England Telephone & Telegraph Co.
200,000	7.65	06/15/2007	212,186
Qwest Capital Funding, Inc.
1,800,000	7.75	08/15/2006	1,890,925
975,000	7.25 †	02/15/2011	984,566
QWest Communications, Inc.
640,000	7.20	11/01/2004	656,128
SBC Communications, Inc.
840,000	6.25	03/15/2011	819,544
Sprint Capital Corp.
1,115,000	5.88	05/01/2004	1,103,315
Telecom de Puerto Rico†
470,000	6.15	05/15/2002	471,983
590,000	6.65	05/15/2006	569,073
Verizon Global Funding Corp.†
750,000	7.25	12/01/2010	776,363
Vodafone AirTouch PLC†
1,950,000	7.75	02/15/2010	2,075,385

			$ 21,076,562

Tobacco – 1.1%
Philip Morris Companies, Inc.
$ 550,000	8.75%	06/01/2001	$ 551,652
2,250,000	7.13	08/15/2002	2,297,817
500,000	7.50	04/01/2004	521,091
700,000	7.00	07/15/2005	717,037
R.J. Reynolds Tobacco Holdings, Inc.
1,880,000	7.38	05/15/2003	1,880,508

			$ 5,968,105

Yankee Banks – 0.8%
HSBC Holdings PLC
$ 645,000	7.50%	07/15/2009	$ 673,810
Merita Bank Ltd.
1,275,000	6.50	04/01/2009	1,234,474
National Westminster Bank PLC
1,140,000	7.38	10/01/2009	1,188,302
Republic New York Corp.
500,000	5.88	10/15/2008	472,530
440,000	7.75	05/15/2009	461,318

			$ 4,030,434

TOTAL CORPORATE BONDS
(Cost $172,760,894)			$ 174,430,717

Agency Debentures – 1.3%

Asian Development Bank
$ 2,000,000	5.82%	06/16/2028	$ 1,975,366
Federal National Mortgage Association
2,800,000	7.25	01/15/2010	3,034,635

Small Business Administration
2,175,976	6.30	06/01/2018	2,172,588

TOTAL AGENCY DEBENTURES
(Cost $7,079,252)			$ 7,182,589

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 9.7%

Auto – 3.9%
Onyx Acceptance Auto Trust Series 1999-D, Class A4
$ 2,600,000	7.00%	11/15/2004	$ 2,682,264

Onyx Acceptance Auto Trust Series 2001-A, Class A4
10,000,000	7.44	11/15/2007	10,535,990

Rental Car Finance Corp. Series 1997-1, Class A2†
2,500,000	6.45	08/25/2005	2,546,110

WFS Financial Owner Trust Series 2000-B, Class A4
4,500,000	7.84	02/20/2006	4,750,734

			$ 20,515,098

Credit Card – 2.3%
Citibank Credit Card Issuance Trust Series 2000-A3, Class A3
$ 6,000,000	6.88%	11/15/2009	$ 6,275,434

Discover Card Master Trust I Series 1996-4, Class B#
850,000	5.57	10/16/2013	843,535

MBNA Master Credit Card Trust Series 2000-L, Class A
5,000,000	6.50	04/15/2010	5,147,613

			$ 12,266,582

Home Equity – 1.8%
Aames Mortgage Trust Series 1998-B, Class A6F
$ 3,500,000	6.46%	09/15/2028	$ 3,535,364

Aames Mortgage Trust Series 2000-2, Class A6F
1,000,000	7.18	11/25/2028	1,011,052

IMC Home Equity Loan Trust Series 1998-3, Class A8
5,200,000	6.34	08/20/2029	5,233,834

			$ 9,780,250

Lease – 0.6%
AESOP Funding II LLC Series 1998-1, Class A†
$ 3,400,000	6.14%	05/20/2006	$ 3,443,758

Manufactured Housing – 1.1%
Green Tree Financial Corp. Series 1997-6, Class A8
$ 3,140,143	7.07%	01/15/2029	$ 3,146,201

Mid-State Trust Series 4, Class A
2,310,196	8.33	04/01/2030	2,456,998

			$ 5,603,199

TOTAL ASSET-BACKED SECURITIES
(Cost $50,497,945)			$ 51,608,887

Emerging Market Debt – 1.3%

Korea Electric Power Corp.
$ 760,000	7.75%	04/01/2013	$ 745,431

Pemex Finance Ltd.
600,000	8.02	05/15/2007	607,396
700,000	9.15	11/15/2018	729,779

Republic of Korea
410,000	8.88	04/15/2008	451,513

Republic of Poland#
1,070,000	6.00	10/27/2014	1,045,231

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Emerging Market Debt – (continued)

State of Qatar
$ 980,000	9.75%	06/15/2030	$ 1,051,050

United Mexican States
510,000	8.50	02/01/2006	523,260
1,260,000	11.38	09/15/2016	1,471,050

YPF Sociedad Anonima
199,197	7.50	10/26/2002	202,261

TOTAL EMERGING MARKET DEBT
(Cost $6,651,132)			$ 6,826,971

Mortgage Backed Obligations – 41.5%

Federal Home Loan Mortgage Corp. (FHLMC) – 8.7%
$ 66,064	7.00%	10/01/2014	$ 67,571
1,824,497	7.00	03/01/2015	1,866,114
1,162,883	7.00	05/01/2015	1,189,409
82,127	7.00	06/01/2015	84,001
1,149,222	7.00	07/01/2015	1,175,436
142,431	7.00	09/01/2015	145,680
478,165	7.00	10/01/2015	489,072
1,751,508	7.00	11/01/2015	1,791,460
959,361	7.00	12/01/2015	981,244
215,461	7.00	02/01/2016	220,376
83,908	7.00	03/01/2016	85,822
822,314	7.00	04/01/2016	841,071
101,357	7.00	10/01/2017	102,897
1,294,873	7.00	06/01/2026	1,313,563
2,763,136	7.50	03/01/2027	2,826,163
4,434,218	6.50	03/01/2028	4,399,587
3,408,363	8.00	06/01/2030	3,528,875
1,946,698	7.50	12/01/2030	1,988,933
2,964,811	7.50	01/01/2031	3,029,135
5,780,542	7.50	02/01/2031	5,903,378
6,995,013	7.50	03/01/2031	7,143,657
7,000,000	7.00	TBA-15 yr-	7,146,580

			$ 46,320,024

Federal National Mortgage Association (FNMA) – 12.8%
$ 2,558,697	7.00%	03/01/2015	$ 2,615,414
144,322	8.00	11/01/2015	149,734
749,757	7.00	12/01/2015	765,449
1,890,686	7.00	01/01/2016	1,930,258
7,975,719	8.00	01/01/2016	8,274,808
355,856	7.00	02/01/2016	363,304
5,782,056	8.00	03/01/2016	5,986,249
8,818,397	6.50	06/01/2019	8,799,085
57,610	6.50	02/01/2026	57,266
158,042	6.50	08/01/2026	157,299
140,968	6.50	09/01/2027	139,854
46,766	6.50	11/01/2027	46,486
220,180	6.50	04/01/2028	218,383
708,100	7.00	02/01/2029	714,810
529,573	7.00	03/01/2029	534,970
200,458	7.50	03/01/2029	204,655
636,959	7.00	05/01/2029	643,450
Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Federal National Mortgage Association (FNMA) – (continued)
$ 221,671	7.50%	08/01/2029	$ 226,173
2,201,896	7.50	09/01/2029	2,246,617
554,894	7.00	12/01/2029	560,152
864,744	7.50	12/01/2029	882,307
745,762	7.50	01/01/2030	760,908
417,474	7.50	02/01/2030	426,235
1,929,911	7.50	12/01/2030	1,969,107
2,947,072	7.00	01/01/2031	2,970,088
5,881,126	7.50	01/01/2031	6,001,215
2,670,215	7.50	02/01/2031	2,724,447
1,718,900	8.00	02/01/2031	1,776,913
6,993,858	7.00	03/01/2031	7,048,480
3,000,000	6.00	TBA-20 yr-	2,955,000
6,000,000	7.50	TBA-30 yr-	6,121,860

			$ 68,270,976

Government National Mortgage Association (GNMA) – 9.7%
$ 102,812	8.00%	10/15/2014	$ 107,182
899,121	8.00	01/15/2015	937,333
968,922	8.00	02/15/2015	1,010,101
886,950	8.00	03/15/2015	924,646
93,523	8.00	05/15/2015	97,497
957,683	8.00	06/15/2015	998,385
909,314	8.00	07/15/2015	947,960
71,256	8.00	08/15/2015	74,285
91,541	8.00	10/15/2015	95,432
499,114	8.00	11/15/2021	521,105
168,720	8.00	12/15/2021	176,154
1,072,791	8.00	01/15/2022	1,120,058
282,848	8.00	02/15/2022	295,310
165,253	8.00	03/15/2022	172,483
150,567	8.00	04/15/2022	157,154
175,578	8.00	05/15/2022	183,260
167,962	8.00	09/15/2022	175,310
150,119	8.00	10/15/2022	156,687
493,141	6.50	06/15/2023	491,543
492,606	6.50	08/15/2023	491,009
417,318	6.50	09/15/2023	415,965
2,589,601	6.50	10/15/2023	2,581,205
39,882	7.00	10/15/2023	40,530
1,411,861	6.50	11/15/2023	1,407,284
8,769,776	6.50	12/15/2023	8,740,415
3,093,229	6.50	01/15/2024	3,081,614
2,354,904	6.50	02/15/2024	2,345,351
1,161,860	6.50	03/15/2024	1,156,973
4,835,072	6.50	04/15/2024	4,816,309
1,191,314	6.50	05/15/2024	1,186,828
307,220	6.50	06/15/2024	305,875
941,308	6.50	10/15/2024	937,185
400,739	6.50	01/15/2028	397,858
238,540	7.00	01/15/2028	241,073
380,845	6.50	02/15/2028	377,989
81,094	7.00	02/15/2028	82,011
175,697	6.50	03/15/2028	174,379
1,271,863	6.50	04/15/2028	1,262,324
717,277	7.00	04/15/2028	724,894

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

$ 37,098	7.00%	01/15/2029	$ 37,516
72,590	7.00	04/15/2029	73,407
160,305	7.00	05/15/2029	162,109
35,970	7.00	07/15/2029	36,375
702,165	7.00	10/15/2029	710,066
706,502	7.00	11/15/2029	714,451
2,206,424	7.50	11/15/2030	2,258,827
168,628	7.50	12/15/2030	172,633
5,745,915	7.50	01/15/2031	5,882,380
2,000,000	7.00	TBA-30 yra	2,020,620

			$ 51,477,340

Collateralized Mortgage Obligations (CMOs) – 10.3%

Inverse Floater# – 2.0%
FHLMC Series 1684, Class QC
$ 2,937,930	8.63%	03/15/2024	$ 2,844,269

FNMA Series 1993-175, Class SA
4,105,989	11.70	09/25/2008	4,220,176

GE Capital Mortgage Services, Inc. Series 1994-7, Class A14
3,647,368	4.46	02/25/2009	3,269,783

Prudential Home Mortgage Securities Co. Series 1992-99, Class A5
524,837	8.50	12/25/2007	525,985

			$ 10,860,213

IOette•# – 0.0%
FNMA Series 1992-24, Class N
$ 10,445	10.08%	03/25/2007	$ 148,568

Non-Agency CMOs – 4.7%
Asset Securitization Corp. Series 1997-D4, Class A1D
$ 900,000	7.49%	04/14/2029	$ 952,557

Commercial Mortgage Acceptance Corp. Series 1998-C1, Class A2
2,200,000	6.49	05/15/2008	2,222,229

CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
3,250,000	6.55	11/17/2007	3,305,942

First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
4,500,000	7.20	09/15/2010	4,704,442

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
600,000	7.30	12/18/2006	630,562

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
5,150,000	7.38	04/18/2007	5,444,641

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C2, Class A2
1,075,000	6.60	11/18/2029	1,104,310

JP Morgan Commercial Mortgage Finance Corp. Series 1999-C8, Class A2
3,000,000	7.40	07/15/2031	3,167,992

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Non-Agency CMOs – (continued)
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
$ 3,690,000	6.39%	02/15/2030	$ 3,713,461

			$ 25,246,136

Planned Amortization Class (PAC) CMOs – 0.5%
FNMA Series 1993-113,Class P2
$ 2,599,360	3.50%	07/25/2022	$ 2,380,728

Regular Floater CMOs# – 2.6%
FHLMC Series 1632, Class FB
$ 3,833,333	6.26%	11/15/2023	$ 3,828,775

GE Capital Mortgage Services, Inc. Series 1994-7, Class A13
5,000,000	6.68	02/25/2009	4,951,550

Structured Asset Securities Corp. Series 2000-4, Class B1
4,981,489	8.00	11/25/2030	5,259,954

			$ 14,040,279

Support – 0.5%
Countrywide Funding Corp. Series 1993-2, Class A5A
$ 2,398,914	6.50%	10/25/2008	$ 2,406,446

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 55,082,370

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $219,356,121)			$ 221,150,710

Sovereign Credit – 0.9%

Province of Quebec
$ 2,935,000	7.50%	07/15/2023	$ 3,085,419
320,000	7.49 #	03/02/2026	339,480
1,095,000	7.50	09/15/2029	1,168,113

Province of Saskatchewan
275,000	8.50	07/15/2022	329,326

TOTAL SOVEREIGN CREDIT
(Cost $4,822,202)			$ 4,922,338

U.S. Treasury Obligations – 11.4%

United States Treasury Interest-Only Stripped Security•
$ 5,600,000	5.89%	05/15/2023	$ 1,465,912

United States Treasury Principal-Only Stripped Securities°
14,230,000	5.27	11/15/2009	8,864,849
560,000	5.85	05/15/2018	197,539
1,800,000	5.91	11/15/2021	508,534
2,100,000	5.89	11/15/2024	503,494
5,710,000	5.85	08/15/2025	1,317,120
13,400,000	5.83	11/15/2026	2,881,121

United States Treasury Bonds
5,100,000	8.88	08/15/2017	6,715,267
7,800,000	8.13	05/15/2021	9,803,827
14,850,000	6.88	08/15/2025	16,658,240

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

United States Treasury Note
$11,300,000	6.00%	08/15/2009	$11,781,335

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,644,540)			$60,697,238

Repurchase Agreement – 2.2%

Joint Repurchase Agreement Account II∧V
$11,700,000	4.65%	05/01/2001	$ 11,700,000

TOTAL REPURCHASE AGREEMENT
(Cost $11,700,000)			$ 11,700,000

TOTAL INVESTMENTS
(Cost $534,512,086)			$538,519,450

†
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $19,932,479 as of April 30, 2001.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2001.

a
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to amortization of related premiums.

§	This security is issued with a zero coupon which increases to the stated rate at a set date in the future.

°	This security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on April 30, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on September 1, 1991 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Global Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the J.P. Morgan Global Government Bond Index hedged to U.S. Dollars (the “J.P. Morgan GGB Index - $ Hedged”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

Global Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1991 to April 30, 2001.(a)

Class A Shares
J.P. Morgan GGB Index-$ Hedged
$22,262
$18,931
$23,000
$22,000
$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
9/1/91
10/92
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00
4/01

Average Annual Total Return through April 30, 2001	Since Inception	Five Years	One Year	Six Months(b)

Class A (commenced August 2, 1991)
Excluding sales charges	7.41%	7.34%	8.70%	5.19%
Including sales charges	6.90%	6.36%	3.83%	0.47%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	6.79%	6.79%	8.20%	4.88%
Including contingent deferred sales charges	6.37%	6.37%	2.79%	-0.37%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.87%	n/a	8.21%	4.89%
Including contingent deferred sales charges	5.87%	n/a	7.12%	3.84%

Institutional Class (commenced August 1, 1995)	8.56%	7.99%	9.42%	5.46%

Service Class (commenced March 12, 1997)	6.65%	n/a	8.87%	5.20%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments
April 30, 2001 (Unaudited)
Principal Amount€	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – 64.7%

Great Britain Pound – 6.0%
Abbey National Treasury
GBP 4,000,000	8.00%	04/02/2003	$ 5,970,904

DaimlerChrysler NA Holding Corp.
1,000,000	7.50	12/07/2006	1,458,136

Eastern Electricity PLC
550,000	8.38	03/31/2004	829,506

General Motors Acceptance Corp.
450,000	6.50	03/23/2004	644,691

Lehman Brothers Holdings PLC
2,900,000	6.95	06/22/2004	4,216,150

Lloyds Bank PLC
2,900,000	7.75	06/18/2007	4,474,827

North American Capital Corp.
1,300,000	8.25	11/17/2003	1,933,754

Royal Bank of Scotland PLC
1,500,000	8.38	01/29/2007	2,367,834

United Kingdom Conversion Loan
2,600,000	9.00	07/12/2011	4,872,185

United Kingdom Treasury
2,300,000	9.00	08/06/2012	4,366,689

Vodafone AirTouch PLC
1,500,000	7.50	03/19/2004	2,226,377

			$ 33,361,053

Canadian Dollar – 1.7%
Government of Canada
CAD 10,800,000	5.50%	06/01/2009	$ 6,932,813
3,100,000	8.00	06/01/2027	2,523,008

			$ 9,455,821

Danish Krone – 0.5%
Kingdom of Denmark
DKK 22,000,000	8.00%	03/15/2006	$ 2,929,348

Euro Currency – 29.0%
British Telecom PLC
EUR 1,680,000	6.13%	02/15/2006	$ 1,491,185
1,120,000	6.88	02/15/2011	1,001,471

Countrywide Home Loans, Inc.
2,500,000	4.13	07/22/2002	2,183,003

Federal Home Loan Mortgage Corp.
20,000,000	4.50	03/15/2004	17,568,012
3,850,000	5.75	09/15/2010	3,506,212

Federal Republic of Germany
10,000,000	6.25	04/26/2006	9,474,526
8,100,000	4.50	07/04/2009	6,957,419
3,200,000	6.25	01/04/2024	3,046,547
7,950,000	6.25	01/04/2030	7,680,283

General Motors Acceptance Corp.†
4,800,000	5.00	01/18/2005	4,261,355

Principal Amount€	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)

Euro Currency – (continued)
Government of France
EUR 700,000	4.50%	07/12/2003	$ 618,715
22,100,000	3.50	07/12/2004	18,937,801
1,000,000	4.00	10/25/2009	820,819
7,300,000	5.50	04/25/2010	6,628,777
7,500,000	8.50	10/25/2019	8,881,242
5,000,000	5.50	04/25/2029	4,321,795

Household Finance Corp.
1,700,000	6.25	09/21/2005	1,530,540
1,800,000	5.88	03/31/2008	1,564,374
Kingdom of Belgium
4,300,000	6.50	03/31/2005	4,028,371
4,300,000	4.75	09/28/2005	3,782,365

Osprey Trust†
2,350,000	6.38	01/15/2003	2,111,454

Republic of Italy
19,200,000	5.00	02/15/2003	17,098,231
9,000,000	6.50	11/01/2027	8,586,140

Standard Chartered Bank PLC
1,449,000	5.38	05/06/2009	1,201,589

Tecnost International NV
1,950,000	6.13	07/30/2009	1,604,208

TPSA Eurofinance BV
750,000	6.63	03/01/2006	655,922

Treuhandanstalt
18,400,000	7.13	01/29/2003	16,936,395

Tyco International Group SA
6,120,000	6.13	04/04/2007	5,457,897

			$ 161,936,648

German Mark – 1.9%
Citicorp
DEM 4,500,000	6.25%	09/19/2009	$ 2,065,632
1,100,000	5.50	06/30/2010	471,377

Countrywide Home Loans, Inc.
4,400,000	5.25	12/15/2005	1,932,169

Gallaher Group
5,266,306	5.88	08/06/2008	4,508,506

Royal Bank of Scotland PLC
3,700,000	5.25	07/22/2008	1,633,530

			$ 10,611,214

Japanese Yen – 16.6%
Government of Japan
JPY 5,350,000,000	0.90%	12/22/2008	$ 42,963,792
1,860,000,000	1.80	12/20/2010	15,798,973
1,100,000,000	1.90	12/20/2010	9,420,038
2,040,000,000	2.50	12/21/2020	18,067,203
820,000,000	2.40	02/20/2030	6,711,398

			$ 92,961,404

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)
Principal AmountÎ	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)

New Zealand Dollar – 2.3%
Government of New Zealand
NZD 28,300,000	8.00%	11/15/2006	$ 12,627,761

Swedish Krona – 6.7%
Kingdom of Sweden
SEK405,000,000	3.50%	04/20/2006	$ 37,250,282

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $386,790,081)			$361,133,531

Corporate Bonds – 18.4%

Airlines – 0.2%
Continental Airlines, Inc.
USD 275,282	6.54%	09/15/2009	$ 274,365

Northwest Airlines, Inc.
232,657	8.07	01/02/2015	238,718
220,671	8.97	01/02/2015	233,848
257,902	7.67	07/02/2016	261,152

			$ 1,008,083

Automotive – 2.1%
Ford Motor Credit Co.
USD 510,000	6.00%	01/14/2003	$ 515,672
185,000	5.75	02/23/2004	185,292
3,500,000	7.60	08/01/2005	3,661,941
3,500,000	6.88	02/01/2006	3,561,758

General Motors Acceptance Corp.
610,000	5.75	11/10/2003	613,007
160,000	6.85	06/17/2004	163,223
2,400,000	6.75	01/15/2006	2,425,620

The Hertz Corp.
485,000	6.70	06/15/2002	489,583
250,000	6.00	01/15/2003	250,924

			$ 11,867,020

Automotive Parts – 0.1%
TRW, Inc.
USD 375,000	6.63%	06/01/2004	$ 373,001

Chemicals – 0.3%
Air Products & Chemicals, Inc.
USD 1,500,000	8.50%	04/01/2006	$ 1,584,390

Commercial Banks – 3.0%
Bank of America Corp.
USD 300,000	9.20%	05/15/2003	$ 321,874
200,000	6.38	05/15/2005	201,461
200,000	7.88	05/16/2005	214,292
3,000,000	7.40	01/15/2011	3,122,910
150,000	7.25	10/15/2025	147,206

BSCH Issuance Ltd.
2,400,000	7.63	09/14/2010	2,485,061

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Commercial Banks – (continued)
Citicorp
USD 300,000	8.00%	02/01/2003	$ 314,190
100,000	7.20	06/15/2007	104,152

Citigroup, Inc.
4,000,000	6.75	12/01/2005	4,147,720

DBS Group Holdings Ltd.
1,000,000	7.88	08/10/2009	1,045,510

Long Island Savings Bank
300,000	7.00	06/13/2002	306,767

The Money Store, Inc.
225,000	7.30	12/01/2002	232,564

Wells Fargo & Co.
360,000	6.63	07/15/2004	370,796

Wells Fargo Bank#
230,000	7.80	06/15/2010	242,044

Wells Fargo Financial, Inc.
3,350,000	5.45	05/03/2004	3,349,102

			$ 16,605,649

Conglomerates – 0.1%
Tyco International Group SA
USD 385,000	5.88%	11/01/2004	$ 384,589
190,000	6.38	06/15/2005	190,900

			$ 575,489

Consumer Cyclicals – 0.0%
Cendant Corp.
USD 75,000	7.75%	12/01/2003	$ 75,547

Credit Card Banks – 0.5%
Capital One Bank
USD 180,000	6.48%	06/28/2002	$ 181,934
300,000	6.65	03/15/2004	297,072
2,400,000	6.88	02/01/2006	2,344,608

			$ 2,823,614

Energy – 0.3%
Enron Corp.†
USD 190,000	8.00%	08/15/2005	$ 200,502
Norsk Hydro ASA
60,000	7.15	01/15/2029	57,187
The Coastal Corp.
1,300,000	6.20	05/15/2004	1,297,556

			$ 1,555,245

Environmental – 0.0%
Waste Management, Inc.#
USD 300,000	6.13%	07/15/2001	$ 299,728

Finance Companies – 2.7%
Associates Corp. of North America
USD 750,000	5.75%	11/01/2003	$ 755,605

Beneficial Corp.
500,000	6.43	04/10/2002	508,548

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Finance Companies – (continued)
Comdisco, Inc.
USD 450,000	6.13%	01/15/2003	$ 247,500

General Electric Capital Corp.
3,000,000	6.50	12/10/2007	3,099,000
1,400,000	6.88	11/15/2010	1,464,064

Heller Financial, Inc.
245,000	7.50	08/23/2002	251,718

Household Finance Corp.
4,000,000	6.00	05/01/2004	4,037,520
200,000	8.00	05/09/2005	213,220
2,500,000	8.00	07/15/2010	2,693,595

Nisource Finance Corp.
1,600,000	5.75	04/15/2003	1,595,952

			$ 14,866,722

Food – 0.5%
Kellogg Co.†
USD 2,700,000	6.00%	04/01/2006	$ 2,671,704

Insurance Companies – 0.5%
American General Finance Corp.
USD 490,000	5.75%	11/01/2003	$ 495,151

AXA Financial, Inc.
135,000	7.75	08/01/2010	144,224

Prudential Insurance Co. of America
1,900,000	6.38	07/23/2006	1,904,119

			$ 2,543,494

Media-Cable – 0.1%
Cox Communications, Inc.
USD 125,000	7.50%	08/15/2004	$ 130,225
45,000	7.75	08/15/2006	47,372
75,000	6.40	08/01/2008	73,099
105,000	6.80	08/01/2028	92,438

Time Warner, Inc.
250,000	6.85	01/15/2026	254,571

			$ 597,705

Media-Non Cable – 1.2%
AMFM, Inc.
USD 145,000	8.00%	11/01/2008	$ 150,075

CBS Corp.
170,000	6.88	09/01/2003	174,780

Clear Channel Communications, Inc.
2,600,000	6.50	07/07/2005	2,320,045

PanAmSat Corp.
165,000	6.13	01/15/2005	159,024

Paramount Communications, Inc.
300,000	7.50	01/15/2002	305,399

Viacom, Inc.
450,000	7.75	06/01/2005	476,451
3,000,000	6.40	01/30/2006	3,031,452

			$ 6,617,226

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Mortgage Banks – 0.2%
Countrywide Home Loans, Inc.
USD 450,000	6.45%	02/27/2003	$ 457,613
200,000	6.84	10/22/2004	205,294

Homeside Lending, Inc.
400,000	6.20	05/15/2003	404,500

			$ 1,067,407

Paper – 0.0%
International Paper Co.†
USD 185,000	8.00%	07/08/2003	$ 192,676

REIT – 0.1%
Liberty Property LP
USD 235,000	6.97%	12/11/2003	$ 239,402

Simon Property Group LP
450,000	6.63	06/15/2003	451,282

			$ 690,684

Supermarkets – 0.4%
Delhaize America, Inc.†
USD 2,000,000	8.13%	04/15/2011	$ 2,045,540

Safeway, Inc.
315,000	5.88	11/15/2001	316,354

			$ 2,361,894

Telecommunications – 1.0%
AT&T Wireless Services, Inc.
USD 600,000	7.88%†	03/01/2011	$ 602,053
950,000	7.88	03/01/2011	944,775

Bell Atlantic New Jersey, Inc.
65,000	8.00	06/01/2022	68,694

Deutsche Telekom International Finance B.V.
255,000	7.75	06/15/2005	263,833

France Telecom SA
2,300,000	8.50	03/01/2031	2,351,497

MCI WorldCom, Inc.
200,000	6.13	08/15/2001	200,356

QWest Communications, Inc.
300,000	7.20	11/01/2004	307,560

Sprint Capital Corp.
270,000	5.88	05/01/2004	267,170

Telecom de Puerto Rico†
135,000	6.15	05/15/2002	135,570

Vodafone AirTouch PLC†
360,000	7.75	02/15/2010	383,148

			$ 5,524,656

Tobacco – 0.9%
Imperial Tobacco Overseas BV
USD 2,800,000	7.13%	04/01/2009	$ 2,758,350

Philip Morris Companies, Inc.
100,000	8.75	06/01/2001	100,300

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Tobacco – (continued)
Philip Morris Companies, Inc.
USD 1,850,000	7.50%	04/01/2004	$ 1,928,037
95,000	6.95	06/01/2006	95,074

R.J. Reynolds Tobacco Holdings, Inc. †
285,000	7.38	05/15/2003	285,077

			$ 5,166,838

Utilities – 0.2%
United Utilities PLC
USD 1,045,000	6.45%	04/01/2008	$ 974,107

Yankee Banks – 4.0%
Asian Development Bank
USD 4,000,000	5.82%	06/16/2028	$ 3,950,732

HSBC Holdings PLC
90,000	7.50	07/15/2009	94,020

Landesbk Schleswig-Holstein°
10,000,000	4.82	09/10/2001	9,753,401

Merita Bank Ltd.
1,010,000	6.50	04/01/2009	977,897

National Australia Bank Ltd.
3,000,000	8.60	05/19/2010	3,347,949

National Westminster Bank PLC
1,000,000	7.38	10/01/2009	1,042,370

Nordbanken AB †#
1,200,000	8.95	11/12/2009	1,293,670

Republic New York Corp.
85,000	7.75	05/15/2009	89,118

Sparebanken Rogaland †#
1,800,000	9.20	08/18/2004	1,894,167

			$ 22,443,324

TOTAL CORPORATE BONDS
(Cost $101,336,717)			$ 102,486,203

Agency Debentures – 0.2%

Federal National Mortgage Association
USD 820,000	7.25%	01/15/2010	$ 888,714

TOTAL AGENCY DEBENTURES
(Cost $855,051)			$ 888,714

Mortgage Backed Obligations – 0.5%

Collateralized Mortgage Obligations (CMOs) – 0.5%
Planned Amortization Class (PAC) CMOs – 0.5%
Federal Home Loan Mortgage Corp. Series 1623, Class PG
USD 3,000,000	3.00%	07/15/2021	$ 2,743,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 2,743,110

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $2,620,547)			$ 2,743,110

Principal AmountÎ	Interest Rate	Maturity Date	Value

Sovereign Credit – 0.0%

Province of Quebec
USD 80,000	5.74%#	03/02/2001	$ 84,870

Province of Saskatchewan
65,000	8.50	07/15/2022	77,841

TOTAL SOVEREIGN CREDIT
(Cost $157,678)			$ 162,711

U.S. Treasury Obligations – 11.9%

United States Inflation-Indexed Treasury Note
USD 6,092,968	3.63%	01/15/2008	$ 6,254,797

United States Treasury Interest-Only Stripped Securities •
300,000	5.43	02/15/2013	154,182
400,000	5.52	02/15/2014	189,875

United States Treasury Principal-Only Stripped Securities°
1,520,000	5.27	11/15/2009	946,913
6,210,000	5.90	05/15/2020	1,924,100
1,000,000	6.20	05/15/2021	291,349
1,720,000	5.90	11/15/2021	485,933
1,000,000	5.90	11/15/2022	267,319
2,070,000	5.89	11/15/2024	496,301
2,400,000	5.85	08/15/2025	553,606
1,500,000	6.01	08/15/2026	328,138
3,210,000	5.83	11/15/2026	690,179

United States Treasury Bonds
11,500,000	8.13	08/15/2019	14,355,220
2,300,000	8.75	08/15/2020	3,048,816
3,300,000	7.50	11/15/2024	3,954,324
6,700,000	6.88	08/15/2025	7,515,839
8,800,000	6.25	05/15/2030	9,275,728
United States Treasury Notes
3,000,000	6.75	05/15/2005	3,206,730
12,100,000	6.00	08/15/2009	12,615,412

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $67,452,489)			$ 66,554,761

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal AmountÎ	Interest Rate	Maturity Date	Value

Short-Term Obligation – 2.9%

State Street Bank & Trust Euro-Time Deposit ∧
USD 16,072,000	4.56%	05/01/2001	$ 16,072,000

TOTAL SHORT-TERM OBLIGATION
(Cost $16,072,000)			$ 16,072,000

TOTAL INVESTMENTS
(Cost $575,284,563)			$ 550,041,030

Î	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

CAD	= Canadian Dollar
DKK	= Danish Krone
DEM	= German Mark
EUR	= Euro Currency
GBP	= Great Britain Pound
JPY	= Japanese Yen
NZD	= New Zealand Dollar
SEK	= Swedish Krona
USD	= United States Dollar

†
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $16,076,916 as of April 30, 2001.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2001.

•	Represents security with notional or nominal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

°	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Assets and Liabilities
April 30, 2001 (Unaudited)

Enhanced Income Fund

Assets:

Investment in securities, at value (identified cost $378,958,608, $188,587,518, $203,380,020, $159,511,033, $534,512,086 and $575,284,563)	$383,250,915
Cash, at value	156,834
Receivables:
Investment securities sold, at value	—
Interest, at value	5,421,128
Fund shares sold	—
Forward foreign currency exchange contracts, at value	—
Variation margin	43,031
Reimbursement from adviser	—
Other assets, at value	1,064

Total assets	388,872,972

Liabilities:

Payables:
Investment securities purchased, at value	4,016,452
Income distribution	—
Fund shares repurchased	250,000
Amounts owed to affiliates	101,804
Forward foreign currency exchange contracts, at value	—
Variation margin	—
Forward sale contract, at value	—
Accrued expenses and other liabilities, at value	139,166

Total liabilities	4,507,422

Net Assets:

Paid-in capital	380,549,022
Accumulated undistributed (distributions in excess of) net investment income	(604,049)
Accumulated undistributed net realized gain (loss) on investment, futures and foreign currency related transactions	196,698
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	4,223,879

NET ASSETS	$384,365,550

Net asset value, offering and redemption price per share: (a)
Class A	$10.14
Class B	—
Class C	—
Institutional	$10.14
Administration	$10.15
Service	—

Shares outstanding:
Class A	1,389,331
Class B	—
Class C	—
Institutional	36,482,282
Administration	30,829
Service	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	37,902,442

(a)
Maximum public offering price per share for Class A shares of Enhanced Income and Adjustable Rate Government (NAV per share multiplied by 1.0152), for Class A shares of Short Duration Government (NAV per share multiplied by $1.0204), for Class A shares of Government Income, Core Fixed Income, and Global Income (NAV per share multiplied by 1.0471) is $10.29, $9.82, $9.93, $14.92, $10.25 and $15.04, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate Government Fund	Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$185,720,837	$203,462,153	$160,540,503	$538,519,450	$550,041,030
78,087	1,056,330	2,029,828	4,744,992	1,735,878

986,114	3,641,718	13,245,847	22,162,560	789,253
1,500,586	1,632,556	1,335,310	6,118,429	8,326,366
859,148	894,855	858,177	3,660,766	1,111,482
—	—	—	294,859	2,091,174
—	8,619	1,231	26,571	1,268,775
—	61,227	65,499	37,016	115,423
10,051	666	1,423	1,494	20,011

189,154,823	210,758,124	178,077,818	575,566,137	565,499,392

—	3,077,417	11,480,179	25,242,182	3,345,879
478,680	230,124	86,628	440,558	706
406,969	1,493,793	370,117	2,301,788	304,559
83,254	113,069	137,279	253,794	503,267
—	—	—	—	3,134,735
188	—	—	—	—
—	3,068,430	11,087,288	13,734,031	—
45,071	67,796	124,884	174,427	154,463

1,014,162	8,050,629	23,286,375	42,146,780	7,443,609

241,801,469	220,136,596	155,587,774	535,723,257	574,512,238
(111,801)	9,538	(266,928)	(645,629)	5,933,430
(51,051,314)	(18,366,870)	(1,658,363)	(6,703,240)	2,706,888
(2,497,693)	928,231	1,128,960	5,044,969	(25,096,773)

$188,140,661	$202,707,495	$154,791,443	$533,419,357	$558,055,783

$9.67	$9.73	$14.25	$9.79	$14.36
—	$9.71	$14.25	$9.82	$14.32
—	$9.69	$14.23	$9.82	$14.30
$9.69	$9.72	$14.23	$9.82	$14.34
—	—	—	—	—
$9.70	$9.71	$14.22	$9.82	$14.33

4,402,919	3,338,601	7,226,340	11,318,423	19,754,075
—	850,318	1,682,469	2,044,621	1,823,981
—	730,332	692,206	893,062	511,603
15,019,207	15,103,510	889,650	37,710,121	16,696,322
—	—	—	—	—
7,640	837,378	377,815	2,399,832	109,381

19,429,766	20,860,139	10,868,480	54,366,059	38,895,362

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Operations
For the Six Months Ended April 30, 2001 (Unaudited)

Enhanced Income Fund

Investment income:

Interest (a)	$ 9,017,711

Total income	9,017,711

Expenses:

Management fees	350,586
Distribution and Service fees (b)	16,551
Transfer Agent fees (b)	66,025
Custodian fees	60,388
Registration fees	90,061
Professional fees	23,994
Trustee fees	4,935
Service share fees	—
Other	23,148

Total expenses	635,688

Less — expense reductions	(252,792)

Net Expenses	382,896

NET INVESTMENT INCOME	8,634,815

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	1,662,401
Futures transactions	(1,457,777)
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	4,148,026
Futures	(45,155)
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain on investment, futures and foreign currency transactions	4,307,495

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,942,310

(a)	Net of $54,255 in foreign withholding tax for the Global Income Fund.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Administration	Service
Enhanced Income Fund	$ 16,551	$ —	$ —	$ 12,578	$ —	$ —	$53,412	$35	$ —
Adjustable Rate Government Fund	51,366	—	—	39,037	—	—	31,040	—	18
Short Duration Government Fund	35,512	33,514	30,015	26,989	6,368	5,703	27,970	—	1,330
Government Income Fund	118,383	106,247	43,865	89,971	20,187	8,334	2,286	—	279
Core Fixed Income Fund	113,705	81,721	35,342	86,416	15,527	6,715	64,738	—	3,162
Global Income Fund	727,390	121,474	33,389	276,408	23,080	6,344	51,598	—	352

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate Government	Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$6,894,568	$ 6,498,227	$4,604,088	$15,439,097	$15,442,024

6,894,568	6,498,227	4,604,088	15,439,097	15,442,024

392,762	469,050	447,046	907,749	2,617,556
51,366	99,041	268,495	230,768	882,253
70,095	68,360	121,057	176,558	357,782
44,316	61,315	74,692	129,635	225,455
21,047	49,176	39,966	78,386	66,440
23,254	23,521	23,521	23,521	26,055
4,901	3,906	4,901	4,901	3,906
223	16,642	3,208	39,517	4,401
33,185	37,239	31,842	39,575	29,882

641,149	828,250	1,014,728	1,630,610	4,213,730

(73,680)	(176,433)	(247,826)	(40,003)	(1,067,203)

567,469	651,817	766,902	1,590,607	3,146,527

6,327,099	5,846,410	3,837,186	13,848,490	12,295,497

119,291	899,810	2,083,225	4,660,274	9,188,339
251,911	9,466	436,416	(145,058)	(647,929)
—	—	—	(415,470)	7,760,315

1,435,262	3,064,741	1,306,330	6,450,378	9,140,860
429,348	952,339	67,182	948,171	631,844
—	—	—	(475,340)	(6,731,498)

2,235,812	4,926,356	3,893,153	11,022,955	19,341,931

$8,562,911	$10,772,766	$7,730,339	$24,871,445	$31,637,428

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2001 (Unaudited)

Enhanced Income Fund

From operations:

Net investment income	$ 8,634,815
Net realized gain (loss) on investment, futures and foreign currency related transactions	204,624
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	4,102,871

Net increase in net assets resulting from operations	12,942,310

Distributions to shareholders:

From net investment income
Class A shares	(386,873)
Class B shares	—
Class C shares	—
Institutional shares	(8,242,973)
Administration shares	(4,969)
Service shares	—
In excess of net investment income
Class A shares	(21,824)
Class B shares	—
Class C shares	—
Institutional shares	(464,999)
Administration shares	(280)
Service shares	—

Total distributions to shareholders	(9,121,918)

From share transactions:

Proceeds from sales of shares	275,711,317
Reinvestment of dividends and distributions	11,270,462
Cost of shares repurchased	(75,299,206)

Net increase (decrease) in net assets resulting from share transactions	211,682,573

TOTAL INCREASE (DECREASE)	215,502,965

Net assets:

Beginning of period	168,862,585

End of period	$384,365,550

Accumulated undistributed (distributions in excess of) net investment income	$ (604,049)

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate Government	Short Duration Government	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$ 6,327,099	$ 5,846,410	$ 3,837,186	$ 13,848,490	$ 12,295,497
371,202	909,276	2,519,641	4,099,746	16,300,725

1,864,610	4,017,080	1,373,512	6,923,209	3,041,206

8,562,911	10,772,766	7,730,339	24,871,445	31,637,428

(1,251,745)	(898,028)	(2,702,628)	(2,753,745)	(21,220,406)
—	(191,577)	(528,983)	(435,469)	(1,645,724)
—	(167,421)	(219,345)	(188,478)	(461,491)
(5,025,049)	(4,711,265)	(346,772)	(10,416,627)	(20,783,274)
—	—	—	—	—
(2,614)	(208,336)	(39,458)	(466,314)	(141,534)

—	—	(176,633)	(124,672)	—
—	—	(34,572)	(19,715)	—
—	—	(14,335)	(8,533)	—
—	—	(22,664)	(471,597)	—
—	—	—	—	—
—	—	(2,579)	(21,112)	—

(6,279,408)	(6,176,627)	(4,087,969)	(14,906,262)	(44,252,429)

23,439,543	50,059,118	59,587,737	196,587,952	79,406,529
3,069,215	4,432,200	3,558,322	12,104,933	37,595,794
(58,791,778)	(34,293,071)	(34,996,794)	(57,103,571)	(158,110,351)

(32,283,020)	20,198,247	28,149,265	151,589,314	(41,108,028)

(29,999,517)	24,794,386	31,791,635	161,554,497	(53,723,029)

218,140,178	177,913,109	122,999,808	371,864,860	611,778,812

$188,140,661	$202,707,495	$154,791,443	$533,419,357	$558,055,783

$ (111,801)	$ 9,538	$ (266,928)	$ (645,629)	$ 5,933,430

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Period Ended October 31, 2000

Enhanced Income Fund (a)

From operations:

Net investment income	$ 1,364,431
Net realized gain on investment, futures and foreign currency related transactions	(7,926)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	121,008

Net increase in net assets resulting from operations	1,477,513

Distributions to shareholders:

From net investment income
Class A shares	(29,575)
Class B shares	—
Class C shares	—
Institutional shares	(1,334,833)
Administration shares	(23)
Service shares	—
In excess of net investment income
Class A shares	(2,893)
Class B shares	—
Class C shares	—
Institutional shares	(130,586)
Administration shares	(2)
Service shares	—

Total distributions to shareholders	(1,497,912)

From share transactions:

Proceeds from sales of shares	179,675,493
Reinvestment of dividends and distributions	1,465,163
Cost of shares repurchased	(12,257,672)

Net increase (decrease) in net assets resulting from share transactions	168,882,984

TOTAL INCREASE (DECREASE)	168,862,585

Net assets:

Beginning of period	—

End of period	$168,862,585

Accumulated (distribution in excess of) net investment income	$ (116,946)

(a)	Commencement of operations was August 2, 2000 for all share classes.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate Government	Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$ 15,317,125	$ 12,439,739	$ 6,469,833	$ 21,859,423	$ 25,316,562
(2,706,317)	(2,857,130)	(1,741,552)	(3,461,988)	28,006,759

1,143,095	817,691	2,685,904	5,512,883	(19,649,174)

13,753,903	10,400,300	7,414,185	23,910,318	33,674,147

(1,581,084)	(2,620,472)	(4,674,605)	(4,947,469)	(11,250,827)
—	(350,485)	(947,791)	(728,692)	(700,564)
—	(365,855)	(411,775)	(339,200)	(233,403)
(13,711,811)	(8,983,466)	(463,351)	(15,447,735)	(13,586,547)
—	—	—	—	—
(24,231)	(395,302)	(21,569)	(519,027)	(67,471)

(16,463)	—	(11,577)	(12,428)	—
—	—	(2,347)	(1,830)	—
—	—	(1,020)	(852)	—
(142,776)	—	(1,148)	(38,804)	—
—	—	—	—	—
(252)	—	(53)	(1,304)	—

(15,476,617)	(12,715,580)	(6,535,236)	(22,037,341)	(25,838,812)

183,272,654	88,870,759	88,984,845	285,373,785	171,233,955
7,523,319	7,208,933	5,564,245	14,856,148	15,181,240
(309,615,880)	(134,719,290)	(90,181,045)	(242,847,919)	(159,550,174)

(118,819,907)	(38,639,598)	4,368,045	57,382,014	26,865,021

(120,542,621)	(40,954,878)	5,246,994	59,254,991	34,700,356

338,682,799	218,867,987	117,752,814	312,609,869	577,078,456

$218,140,178	$177,913,109	$122,999,808	$371,864,860	$611,778,812

$ (159,492)	$ 339,755	$ (16,145)	$ 412,143	$ 37,890,362

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements
April 30, 2001 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Enhanced Income Fund (Enhanced Income), Goldman Sachs Adjustable Rate Government Fund (Adjustable Rate Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Government Income Fund (Government Income), Goldman Sachs Core Fixed Income Fund (Core Fixed Income) and Goldman Sachs Global Income Fund (Global Income), (collectively, “the Funds” or individually a “Fund”). Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income are diversified portfolios of the Trust whereas Global Income is a non-diversified portfolio. Enhanced Income offers three classes of shares — Class A, Institutional and Administration. Adjustable Rate Government offers three classes of shares — Class A, Institutional and Service. Government Income, Short Duration Government, Core Fixed Income and Global Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B.  Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, net of foreign withholding taxes where applicable. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

        Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed Real Estate Mortgage Investment Conduit (REMIC) securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage backed REMIC securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for Core Fixed Income. Global Income amortizes only market discounts on debt securities other than REMIC mortgage backed securities.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

        In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective November 1, 2001 for the Funds and will require the Funds to amortize/accrete all premiums and discounts on debt securities. The Funds currently do not amortize/accrete all such premiums and discounts. Upon adoption, the Funds will be required to record the cumulative effect of this change. The cumulative effect will impact net investment income and realized and unrealized gains and losses but will not impact net assets or net asset value per share. Based on securities held as of April 30, 2001, the cumulative effect resulted in an approximate reduction in the cost of securities and an approximate increase in net unrealized gain (loss) of $918,000, $308,000 and $1,409,000 for Adjustable Rate Government, Short Duration Government and Global Income. The cumulative effect was immaterial for Enhanced Income, Government Income and Core Fixed Income.

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

        The Funds, at their most recent tax year-ends of October 31, 2000, had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

Fund	Amount	Years of Expiration

Enhanced Income	$ 31,000	2008

Adjustable Rate Government	51,458,000	2001-2008

Short Duration Government	19,387,000	2002-2008

Government Income	4,176,000	2007-2008

Core Fixed Income	10,775,000	2007-2008

Global Income	7,505,000	2007-2008

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At April 30, 2001 the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Enhanced Income	$378,958,608	$4,369,379	$ (77,072)	$ 4,292,307

Adjustable Rate Government	188,612,018	240,913	(3,132,094)	(2,891,181)

Short Duration Government	203,380,020	1,114,783	(1,032,650)	82,133

Government Income	159,511,077	2,095,621	(1,066,195)	1,029,426

Core Fixed Income	534,565,954	7,662,132	(3,708,636)	3,953,496

Global Income	576,524,390	2,751,550	(29,234,910)	(26,483,360)

D.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective distribution and service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

        Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and sale of investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

F.  Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G.  Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

H.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a bank custodian.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

3. AGREEMENTS

Pursuant to the Investment Management Agreements (the “Agreements”), Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser for Adjustable Rate Government and Short Duration Government. Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman Sachs, serves as the investment adviser for Enhanced Income, Government Income and Core Fixed Income. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM, serves as the investment adviser for Global Income. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to .25%, .40%, .50%, .65%, .40% and .90% of average daily net assets of Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively. For the period ended April 30, 2001, the advisers for Enhanced Income, Government Income and Global Income voluntarily have agreed to waive a portion of their management fee equal annually to .05%, .11% and .25%, respectively, of each Fund’s average daily net assets. The advisers may discontinue or modify these waivers in the future at their discretion.

        Each adviser has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, service share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, .01%, .05%, .00%, .00%, .10% and .00% of the average daily net assets of Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively.

        Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $1,000, $3,000, $8,000, $29,000, $92,000 and $19,000 for the period ended April 30, 2001 for Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively.

        The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each fund for distribution services and shareholder maintenance equal, on an annual basis, to .25% for Enhanced Income and Adjustable Rate Government Class A shares, .50%, 1.00% and 1.00% for Global Income and .25%, 1.00% and 1.00% of each of the other Funds’ average daily net assets attributable to Class A, Class B and Class C shares, respectively. For the period ended April 30, 2001, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to .15% of the average daily net assets attributable to the Class B shares of Short Duration Government. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

3. AGREEMENTS (continued)

        Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C shares and .04% of the average daily net assets for Administration (Enhanced Income only), Institutional and Service shares.

        The Trust, on behalf of the Funds, has adopted Service Plans. In addition, the Trust, on behalf of Enhanced Income, has adopted an Administration Plan. These plans allow for Administration and Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration and Service Plans provide for compensation to the service organizations in an amount up to, on an annual basis, .25% and .50%, respectively, of the average daily net asset value of each share class.

        For the period ended April 30, 2001, the advisors and distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the Custodian resulting in a reduction of the Funds’ expenses. For the period ended April 30, 2001, expense reductions were as follows (in thousands):

Fund	Waivers		Expense Reimbursement	Custody Credit	Total Expense Reductions
	Management	Class B Distribution and Service

Enhanced Income	$ 70	$—	$168	$15	$ 253

Adjustable Rate Government	—	—	71	3	74

Short Duration Government	—	5	169	2	176

Government Income	76	—	171	1	248

Core Fixed Income	—	—	37	3	40

Global Income	727	—	325	15	1,067

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS

At April 30, 2001, the amounts owed to affiliates were as follows (in thousands):

Fund	Management	Distribution and Service	Transfer Agent	Over-reimbursement	Total

Enhanced Income	$ 58	$ 3	$14	$27	$102

Adjustable Rate Government	62	9	11	1	83

Short Duration Government	83	18	12	—	113

Government Income	67	49	21	—	137

Core Fixed Income	174	46	34	—	254

Global Income	300	145	58	—	503

Cost of purchases and proceeds of sales and maturities of long-term securities for the period ended April 30, 2001, were as follows:

Fund	Purchases of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)

Enhanced Income	$277,533,637	$191,960,711	$279,384,197	$10,240,857

Adjustable Rate Government	36,886,951	—	40,296,938	—

Short Duration Government	274,882,419	—	246,749,014	—

Government Income	357,848,858	12,315,385	331,818,467	4,927,041

Core Fixed Income	733,389,525	142,849,349	646,252,634	81,066,178

Global Income	195,174,287	428,151,359	219,985,449	454,458,012

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Forward Foreign Currency Exchange Contracts — Core Fixed Income and Global Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements.
The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 2001, Core Fixed Income had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

Closed but Unsettled Forward Currency Contracts	Purchase Value	Sale Value	Realized
			Gain	Loss

New Zealand Dollar
expiring 5/17/2001	$4,063,974	$4,358,833	$294,859	$—

TOTAL CLOSED BUT UNSETTLED FORWARD CURRENCY CONTRACTS	$4,063,974	$4,358,833	$294,859	$—

At April 30, 2001, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Foreign Currency Purchase Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Canadian Dollar
expiring 6/21/2001	$ 7,000,000	$ 7,055,541	$55,541	$ —
British Pounds
expiring 6/21/2001	14,100,780	14,079,030	—	21,750
Norwegian Krone
expiring 6/21/2001	7,001,986	6,982,942	—	19,044

TOTAL OPEN FOREIGN CURRENCY PURCHASE CONTRACTS	$28,102,766	$28,117,513	$55,541	$40,794

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Open Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Canadian Dollar
expiring 6/14/2001	$ 9,347,378	$ 9,417,519	$ —	$ 70,141
Danish Krone
expiring 7/26/2001	2,538,421	2,502,822	35,599	—
Euro Currency
expiring 6/14/2001	13,970,769	14,121,715	—	150,946
expiring 6/21/2001	24,264	24,231	33	—
expiring 6/25/2001	182,726,539	184,089,308	—	1,362,769
Japanese Yen
expiring 6/18/2001	76,670,232	77,491,018	—	820,786
expiring 6/18/2001	16,065,431	15,812,355	253,076	—
expiring 6/21/2001	10,572,196	10,421,903	150,293	—
New Zealand Dollar
expiring 5/16/2001	12,830,301	12,308,660	521,641	—
British Pounds
expiring 5/18/2001	34,890,304	34,035,062	855,242	—
Japanese Yen
expiring 7/11/2001	37,103,194	36,922,294	180,900	—
Swiss Franc
expiring 5/15/2001	85,885	82,078	3,807	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$396,824,914	$397,228,965	$2,000,591	$2,404,642

Closed but Unsettled Forward Currency Contracts	Purchase Value	Sale Value	Realized
			Gain	Loss

Australian Dollar
expiring 6/21/2001	$ 7,178,226	$ 7,091,765	$ —	$ 86,461
Euro Currency
expiring 6/21/2001	6,942,680	6,977,722	35,042	—
expiring 6/25/2001	34,244,115	33,697,581	—	546,534
Japanese Yen
expiring 6/18/2001	2,788,265	2,731,961	—	56,304

TOTAL CLOSED BUT UNSETTLED FORWARD CURRENCY CONTRACTS	$51,153,286	$50,499,029	$35,042	$689,299

        The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2001, Global Income and Core Fixed Income had sufficient cash and/or securities to cover any commitments under these contracts.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income and Global Income) or to seek to increase total return. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

        The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

        For the period ended April 30, 2001, Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income incurred commission expenses of approximately $14,000, $7,000, $18,000, $5,000 and $20,000, respectively, in connection with futures contracts entered into with Goldman Sachs.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

At April 30, 2001 the following futures contracts were open as follows:

Fund	Type	Number of Contracts Long (Short)	Settlement Month	Market Value	Unrealized Gain (Loss)

Enhanced Income Fund	Eurodollars	20	September 2001	$ 4,789,500	$ 72,880
	2 Year U.S. Treasury Notes	(348)	June 2001	71,514,000	(356,459)
	5 Year U.S. Treasury Notes	(401)	June 2001	41,754,125	215,151

				$118,057,625	$ (68,428)

Adjustable Rate Government Fund	Eurodollars	155	June 2001	$ 37,126,375	$ 281,257
	Eurodollars	20	September 2001	4,789,500	33,630
	5 Year U.S. Treasury Notes	14	June 2001	1,457,750	258
	10 Year U.S. Treasury Notes	(72)	June 2001	7,472,250	53,843

				$ 50,845,875	$ 368,988

Short Duration Government Fund	2 Year U.S. Treasury Notes	561	June 2001	$115,285,500	$ 625,617
	5 Year U.S. Treasury Notes	(204)	June 2001	(21,241,500)	120,833
	10 Year U.S. Treasury Notes	(63)	June 2001	(6,538,219)	66,419
	20 Year U.S. Treasury Bonds	(12)	June 2001	(1,205,625)	28,534

				$ 86,300,156	$ 841,403

Government Income Fund	Eurodollars	35	June 2001	$ 8,383,375	$ 114,550
	Eurodollars	10	September 2001	2,394,750	66,700
	2 Year U.S. Treasury Notes	12	June 2001	2,466,000	(7,185)
	5 Year U.S. Treasury Notes	(61)	June 2001	6,351,625	20,042
	10 Year U.S. Treasury Notes	122	June 2001	12,661,312	(134,628)
	20 Year U.S. Treasury Bonds	(11)	June 2001	1,105,157	9,820

				$ 33,362,219	$ 69,299

Core Fixed Income Fund	Eurodollars	39	September 2002	$ 9,240,562	$ 189,288
	Eurodollars	39	December 2002	9,213,263	165,400
	Eurodollars	39	March 2003	9,203,025	148,825
	Eurodollars	39	June 2003	9,188,400	134,200
	Eurodollars	39	September 2003	9,178,650	124,588
	Eurodollars	39	December 2003	9,164,025	115,325
	Eurodollars	39	March 2004	9,163,538	109,925
	Eurodollars	39	June 2004	9,155,737	105,050
	2 Year U.S. Treasury Notes	113	June 2001	23,221,500	132,763
	5 Year U.S. Treasury Notes	(433)	June 2001	45,086,125	217,277
	10 Year U.S. Treasury Notes	138	June 2001	14,321,813	(140,459)
	20 Year U.S. Treasury Bonds	75	June 2001	7,535,156	(322,641)

				$163,671,794	$ 979,541

Global Income Fund	2 Year U.S. Treasury Notes	(37)	June 2001	$ 7,603,500	$ (2,312)
	5 Year U.S. Treasury Notes	72	June 2001	7,497,000	(103,500)
	10 Year U.S. Treasury Notes	(68)	June 2001	7,057,125	114,750
	5 Year Euro	(375)	June 2001	35,397,266	658,381

				$ 57,554,891	$ 667,319

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

5. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSFM, GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

        At April 30, 2001, Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income had undivided interests in repurchase agreements in the following joint account which equaled $30,600,000, $10,400,000, $3,900,000, $2,400,000 and $11,700,000, respectively, in principal amount. As of April 30, 2001, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Banc of America Securities LLC	$ 750,000,000	4.65%	05/01/2001	$ 750,000,000	$ 750,096,875

Barclays Capital, Inc.	500,000,000	4.66	05/01/2001	500,000,000	500,064,722

Bear Stearns Companies, Inc.	500,000,000	4.66	05/01/2001	500,000,000	500,064,722

Chase Securities, Inc.	1,500,000,000	4.65	05/01/2001	1,500,000,000	1,500,193,750

Greenwich Capital	200,000,000	4.65	05/01/2001	200,000,000	200,025,833

Morgan Stanley Dean Witter & Co.	1,506,200,000	4.65	05/01/2001	1,506,200,000	1,506,394,551

SG Cowen Securities	200,000,000	4.65	05/01/2001	200,000,000	200,025,833

UBS Warburg LLC	1,000,000,000	4.66	05/01/2001	1,000,000,000	1,000,129,444

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT	$6,156,200,000			$6,156,200,000	$6,156,995,730

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment. During the period ended April 30, 2001, the Funds did not have any borrowings under this facility.

7. OTHER MATTERS

As of April 30, 2001, the Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 23% of the outstanding shares of Short Duration Government Fund. The Goldman Sachs Growth and Income Strategy Portfolio was the beneficial owner of approximately 9%, 12% and 5% of Core Fixed Income, Global Income and Short Duration Government, respectively. The Goldman Sachs Conservative Strategy Portfolio was the beneficial owner of approximately 6% of Short Duration Government. The Goldman Sachs Balanced Strategy Portfolio was the beneficial owner of approximately 17% of Short Duration Government.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended April 30, 2001 is as follows:

	Enhanced Income Fund		Adjustable Rate Government Fund

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	845,655	$ 8,550,417	1,307,190	$12,610,135
Reinvestment of dividends and distributions	36,497	368,421	124,614	1,201,408
Shares repurchased	(726,116)	(7,346,181)	(1,335,174)	(12,869,988)

	156,036	1,572,657	96,630	941,555

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	26,510,520	266,818,635	1,120,164	10,826,910
Reinvestment of dividends and distributions	1,080,989	10,896,805	193,526	1,867,710
Shares repurchased	(6,762,843)	(67,915,453)	(4,764,376)	(45,919,642)

	20,828,666	209,799,987	(3,450,686)	(33,225,022)

Administration Shares
Shares sold	33,873	342,265	—	—
Reinvestment of dividends and distributions	516	5,236	—	—
Shares repurchased	(3,712)	(37,572)	—	—

	30,677	309,929	—	—

Service Shares
Shares sold	—	—	398	2,498
Reinvestment of dividends and distributions	—	—	10	97
Shares repurchased	—	—	(222)	(2,148)

	—	—	186	447

NET INCREASE (DECREASE)	21,015,379	$211,682,573	(3,353,870)	$(32,283,020)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund		Government Income Fund		Core Fixed Income Fund		Global Income Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,707,882	$16,528,380	2,596,575	$37,069,949	5,556,098	$ 54,402,265	2,538,716	$36,895,106
77,376	748,857	187,075	2,670,319	246,970	2,423,526	1,274,205	18,230,167
(1,549,367)	(14,927,886)	(1,971,938)	(28,177,187)	(2,239,604)	(21,908,702)	(4,135,945)	(60,027,887)

235,891	2,349,351	811,712	11,563,081	3,563,464	34,917,089	(323,024)	(4,902,614)

459,323	4,438,424	606,527	8,635,522	711,530	7,016,467	400,464	5,797,864
13,123	126,721	23,428	334,567	27,698	272,369	96,245	1,373,642
(228,983)	(2,211,238)	(299,605)	(4,273,880)	(161,459)	(1,585,403)	(175,526)	(2,542,970)

243,463	2,353,907	330,350	4,696,209	577,769	5,703,433	321,183	4,628,536

297,116	2,856,790	219,736	3,136,684	334,638	3,298,966	133,049	1,926,684
14,411	138,887	13,297	189,737	14,579	143,417	23,399	333,498
(123,918)	(1,194,300)	(90,451)	(1,291,549)	(95,662)	(938,349)	(51,936)	(748,475)

187,609	1,801,377	142,582	2,034,872	253,555	2,504,034	104,512	1,511,707

2,483,904	23,984,479	398,271	5,607,188	11,680,578	115,218,372	2,379,922	34,368,632
331,726	3,209,425	22,606	322,755	893,568	8,795,067	1,227,077	17,525,050
(1,588,145)	(15,335,027)	(74,807)	(1,070,508)	(2,991,811)	(29,420,239)	(6,486,833)	(93,917,033)

1,227,485	11,858,877	346,070	4,859,435	9,582,335	94,593,200	(2,879,834)	(42,023,351)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

232,091	2,251,045	360,847	5,138,394	1,692,208	16,651,882	28,574	418,243
21,577	208,310	2,867	40,944	47,779	470,554	9,343	133,437
(64,465)	(624,620)	(12,876)	(183,670)	(329,696)	(3,250,878)	(60,527)	(873,986)

189,203	1,834,735	350,838	4,995,668	1,410,291	13,871,558	(22,610)	(322,306)

2,083,651	$20,198,247	1,981,552	$28,149,265	15,387,414	$151,589,314	(2,799,773)	$(41,108,028)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the period ended October 31, 2000 is as follows:

	Enhanced Income Fund		Adjustable Rate Government Fund

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,309,122	$ 13,096,645	7,631,735	$ 73,106,073
Reinvestment of dividends and distributions	3,795	37,952	149,653	1,436,142
Shares repurchased	(79,622)	(793,412)	(5,848,957)	(56,084,810)

	1,233,295	12,341,185	1,932,431	18,457,405

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	16,657,796	166,577,348	11,421,530	109,930,117
Reinvestment of dividends and distributions	142,745	1,427,186	630,939	6,063,431
Shares repurchased	(1,146,925)	(11,464,260)	(26,248,723)	(252,545,273)

	15,653,616	156,540,274	(14,196,254)	(136,551,725)

Administration Shares
Shares sold	150	1,500	—	—
Reinvestment of dividends and distributions	2	25	—	—
Shares repurchased	—	—	—	—

	152	1,525	—	—

Service Shares
Shares sold	—	—	24,586	236,464
Reinvestment of dividends and distributions	—	—	2,465	23,746
Shares repurchased	—	—	(102,148)	(985,797)

	—	—	(75,097)	(725,587)

NET INCREASE (DECREASE)	16,887,063	$168,882,984	(12,338,920)	$(118,819,907)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund		Government Income Fund		Core Fixed Income Fund		Global Income Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,415,482	$41,870,067	5,324,059	$72,667,974	14,298,789	$134,060,216	7,863,577	$114,466,099
196,214	1,854,058	311,987	4,248,495	400,626	3,770,640	648,182	9,418,387
(6,966,508)	(65,814,234)	(5,212,114)	(70,878,881)	(13,828,458)	(129,964,521)	(7,198,137)	(104,729,225)

(2,354,812)	(22,090,109)	423,932	6,037,588	870,957	7,866,335	1,313,622	19,155,261

592,013	5,589,396	735,536	10,054,831	543,494	5,131,440	604,473	8,781,301
25,868	243,817	45,530	623,559	48,050	453,218	40,323	585,085
(737,108)	(6,954,462)	(864,110)	(11,749,089)	(663,871)	(6,256,295)	(299,038)	(4,335,150)

(119,227)	(1,121,249)	(83,044)	(1,070,699)	(72,327)	(671,637)	345,758	5,031,236

719,492	6,779,324	176,657	2,409,167	209,522	1,979,413	120,937	1,753,653
33,486	314,963	25,375	345,364	24,376	230,007	11,865	171,647
(947,132)	(8,919,036)	(385,865)	(5,225,078)	(375,956)	(3,538,345)	(265,152)	(3,841,528)

(194,154)	(1,824,749)	(183,833)	(2,470,547)	(142,058)	(1,328,925)	(132,350)	(1,916,228)

3,408,576	32,148,069	167,902	2,256,752	14,904,707	140,874,419	3,105,059	45,145,774
466,462	4,400,822	24,417	332,186	1,049,101	9,904,167	340,260	4,938,631
(5,269,038)	(49,759,937)	(79,548)	(1,070,688)	(10,622,506)	(100,502,849)	(3,184,125)	(46,287,361)

(1,394,000)	(13,211,046)	112,771	1,518,250	5,331,302	50,275,737	261,194	3,797,044

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

263,184	2,483,903	116,168	1,596,121	353,223	3,328,297	74,768	1,087,128
41,945	395,273	1,075	14,641	52,796	498,116	4,648	67,490
(348,084)	(3,271,621)	(91,374)	(1,257,309)	(274,799)	(2,585,909)	(24,484)	(356,910)

(42,955)	(392,445)	25,869	353,453	131,220	1,240,504	54,932	797,708

(4,105,148)	$(38,639,598)	295,695	$ 4,368,045	6,119,094	$ 57,382,014	1,843,156	$ 26,865,021

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from investment operations			Distributions to shareholders
	Net asset value at beginning of period	Net investment income (c)	Net realized and unrealized gain	Total from investment operations	From net investment income	In excess of net investment income	Total Distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED),

2001 - Class A Shares	$10.00	$0.29	$0.16	$0.45	$(0.29)	(0.02)	$(0.31)
2001 - Institutional Shares	10.00	0.31	0.16	0.47	(0.31)	(0.02)	(0.33)
2001 - Administration Shares	10.00	0.28	0.18	0.46	(0.28)	(0.03)	(0.31)

FOR THE PERIOD ENDED OCTOBER 31,

2000 - Class A Shares (commenced August 2, 2000)	10.00	0.11	0.06	0.17	(0.15)	(.02)	(0.17)
2000 - Institutional Shares (commenced August 2, 2000)	10.00	0.16	0.01	0.17	(0.15)	(.02)	(0.17)
2000 - Administration Shares (commenced August 2, 2000)	10.00	0.15	0.02	0.17	(0.17)	—	(0.17)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares were taken into account. Total returns for less than one full year are not annualized.

(b)	Annualized.

(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND
					Ratios assuming no expense reductions
Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Portfolio turnover rate

$10.14	4.54%	$ 14,081	0.65%	5.74%	0.87%	5.52%	109%
10.14	4.74	369,972	0.25	6.18	0.47	5.96	109
10.15	4.70	313	0.50	5.38	0.72	5.16	109

10.00	1.66	12,336	0.65	4.52	1.77	3.40	31
10.00	1.76	156,525	0.25	6.49	1.37	5.37	31
10.00	1.68	2	0.50	6.13	1.62	5.01	31

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From capital	Total distributions

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2001 - Class A Shares	$9.56	$0.30	(c)	$ 0.10	$0.40	$(0.29)	$ —	$ —	$(0.29)
2001 - Institutional Shares	9.58	0.32	(c)	0.10	0.42	(0.31)	—	—	(0.31)
2001 - Service Shares	9.58	0.28	(c)	0.13	0.41	(0.29)	—	—	(0.29)

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	9.63	0.54	(c)	(0.06)	0.48	(0.54)	(0.01)	—	(0.55)
2000 - Institutional Shares	9.64	0.58	(c)	(0.05)	0.53	(0.58)	(0.01)	—	(0.59)
2000 - Service Shares	9.65	0.52	(c)	(0.05)	0.47	(0.53)	(0.01)	—	(0.54)

1999 - Class A Shares	9.69	0.49		(0.05)	0.44	(0.44)	—	(0.06)	(0.50)
1999 - Institutional Shares	9.70	0.53		(0.05)	0.48	(0.48)	—	(0.06)	(0.54)
1999 - Administration Shares (e)	9.70	0.37	(c)	0.01	0.38	(0.33)	—	(0.04)	(0.37)
1999 - Service Shares	9.70	0.48		(0.04)	0.44	(0.43)	—	(0.06)	(0.49)

1998 - Class A Shares	9.88	0.53		(0.17)	0.36	(0.53)	(0.02)	—	(0.55)
1998 - Institutional Shares	9.88	0.55		(0.16)	0.39	(0.55)	(0.02)	—	(0.57)
1998 - Administration Shares	9.88	0.53		(0.16)	0.37	(0.53)	(0.02)	—	(0.55)
1998 - Service Shares	9.88	0.51		(0.16)	0.35	(0.51)	(0.02)	—	(0.53)

1997 - Class A Shares	9.83	0.57	(c)	0.05	0.62	(0.57)	—	—	(0.57)
1997 - Institutional Shares	9.83	0.59	(c)	0.05	0.64	(0.59)	—	—	(0.59)
1997 - Administration Shares	9.83	0.57	(c)	0.05	0.62	(0.57)	—	—	(0.57)
1997 - Service Shares (commenced March 27)	9.84	0.33	(c)	0.04	0.37	(0.33)	—	—	(0.33)

1996 - Class A Shares	9.77	0.55	(c)	0.08	0.63	(0.55)	(0.02)	—	(0.57)
1996 - Institutional Shares	9.77	0.57	(c)	0.08	0.65	(0.57)	(0.02)	—	(0.59)
1996 - Administration Shares	9.77	0.55	(c)	0.08	0.63	(0.55)	(0.02)	—	(0.57)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares were taken into account. Total returns for less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

								Ratios assuming no expense reductions

Net asset value, end of period		Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (d)

$9.67		4.24%	$ 42,587	0.89	% (b)	6.11	% (b)	0.97	% (b)	6.03	% (b)	20%
9.69		4.44	145,480	0.49	(b)	6.53	(b)	0.57	(b)	6.45	(b)	20
9.70		4.28	74	0.99	(b)	5.91	(b)	1.07	(b)	5.83	(b)	20

9.56		5.12	41,188	0.89		5.67		0.96		5.60		11
9.58		5.65	176,881	0.49		6.01		0.56		5.94		11
9.58		4.95	71	0.99		5.33		1.06		5.26		11

9.63		4.65	22,862	0.89		5.15		0.93		5.11		39
9.64		5.06	315,024	0.49		5.49		0.53		5.45		39
9.71	(e)	4.02	—	0.74	(b)	5.35	(b)	0.78	(b)	5.31	(b)	39
9.65		4.65	797	0.99		4.99		1.03		4.95		39

9.69		3.71	60,782	0.80		5.40		1.02		5.18		34
9.70		4.09	441,228	0.53		5.63		0.53		5.63		34
9.70		3.83	5,999	0.78		5.33		0.78		5.33		34
9.70		3.57	822	1.03		5.09		1.03		5.09		34

9.88		6.43	43,393	0.74		5.60		1.02		5.32		47
9.88		6.70	463,511	0.49		5.99		0.52		5.96		47
9.88		6.43	2,793	0.74		5.73		0.77		5.70		47
9.88		3.81	346	1.05	(b)	5.64	(b)	1.08	(b)	5.61	(b)	47

9.83		6.60	10,728	0.70		5.59		1.01		5.28		52
9.83		6.86	613,149	0.45		5.85		0.51		5.79		52
9.83		6.60	3,792	0.70		5.59		0.76		5.53		52

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2001 - Class A Shares	$9.49	$0.29	(c)	$0.25	$0.54	$(0.30)
2001 - Class B Shares	9.46	0.26	(c)	0.27	0.53	(0.28)
2001 - Class C Shares	9.45	0.25	(c)	0.26	0.51	(0.27)
2001 - Institutional Shares	9.47	0.30	(c)	0.27	0.57	(0.32)
2001 - Service Shares	9.46	0.28	(c)	0.27	0.55	(0.30)

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	9.57	0.59	(c)	(0.07)	0.52	(0.60)
2000 - Class B Shares	9.56	0.53	(c)	(0.09)	0.44	(0.54)
2000 - Class C Shares	9.54	0.51	(c)	(0.07)	0.44	(0.53)
2000 - Institutional Shares	9.57	0.63	(c)	(0.09)	0.54	(0.64)
2000 - Service Shares	9.56	0.58	(c)	(0.09)	0.49	(0.59)

1999 - Class A Shares	9.91	0.55		(0.36)	0.19	(0.53)
1999 - Class B Shares	9.88	0.48		(0.33)	0.15	(0.47)
1999 - Class C Shares	9.88	0.47		(0.36)	0.11	(0.45)
1999 - Institutional Shares	9.90	0.59		(0.35)	0.24	(0.57)
1999 - Administration Shares (e)	9.91	0.40	(c)	(0.25)	0.15	(0.39)
1999 - Service Shares	9.89	0.54		(0.35)	0.19	(0.52)

1998 - Class A Shares	9.88	0.57		0.04	0.61	(0.58)
1998 - Class B Shares	9.86	0.51		0.03	0.54	(0.52)
1998 - Class C Shares	9.86	0.49		0.03	0.52	(0.50)
1998 - Institutional Shares	9.86	0.58		0.06	0.64	(0.60)
1998 - Administration Shares	9.89	0.55		0.05	0.60	(0.58)
1998 - Service Shares	9.86	0.55		0.04	0.59	(0.56)

1997 - Class A Shares (commenced May 1)	9.78	0.31	(c)	0.09	0.40	(0.30)
1997 - Class B Shares (commenced May 1)	9.75	0.28	(c)	0.10	0.38	(0.27)
1997 - Class C Shares (commenced August 15)	9.83	0.12	(c)	0.02	0.14	(0.11)
1997 - Institutional Shares	9.83	0.64	(c)	0.03	0.67	(0.64)
1997 - Administration Shares	9.85	0.62	(c)	0.04	0.66	(0.62)
1997 - Service Shares	9.82	0.59	(c)	0.04	0.63	(0.59)

1996 - Institutional Shares	9.82	0.63	(c)	0.01	0.64	(0.63)
1996 - Administration Shares (commenced February 28)	9.86	0.38	(c)	—	0.38	(0.39)
1996 - Service Shares (commenced April 10)	9.72	0.31	(c)	0.10	0.41	(0.31)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
								Ratios assuming no expense reductions

Net asset value, end of period		Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (d)

$9.73		5.79%	$ 32,501	0.94	% (b)	5.98	% (b)	1.12	% (b)	5.80	% (b)	133%
9.71		5.61	8,253	1.54	(b)	5.38	(b)	1.87	(b)	5.05	(b)	133
9.69		5.43	7,076	1.69	(b)	5.22	(b)	1.87	(b)	5.04	(b)	133
9.72		6.12	146,750	0.54	(b)	6.38	(b)	0.72	(b)	6.20	(b)	133
9.71		5.87	8,127	1.04	(b)	5.91	(b)	1.22	(b)	5.73	(b)	133

9.49		5.65	29,446	0.94		6.21		1.13		6.02		130
9.46		4.80	5,743	1.54		5.63		1.88		5.29		130
9.45		4.76	5,128	1.69		5.45		1.88		5.26		130
9.47		5.85	131,462	0.54		6.64		0.73		6.45		130
9.46		5.32	6,134	1.04		6.14		1.23		5.95		130

9.57		1.97	52,235	0.94		5.61		1.07		5.48		173
9.56		1.56	6,937	1.54		5.04		1.82		4.76		173
9.54		1.21	7,029	1.69		4.83		1.82		4.70		173
9.57		2.49	146,062	0.54		6.03		0.67		5.90		173
9.67	(e)	1.57	—	0.79	(b)	5.76	(b)	0.92	(b)	5.63	(b)	173
9.56		1.97	6,605	1.04		5.54		1.17		5.41		173

9.91		6.36	56,725	0.81		5.68		1.32		5.17		120
9.88		5.62	5,025	1.41		5.12		1.87		4.66		120
9.88		5.46	4,527	1.56		4.64		1.87		4.33		120
9.90		6.75	145,514	0.53		6.06		0.84		5.75		120
9.91		6.27	7,357	0.78		5.76		1.09		5.45		120
9.89		6.12	6,232	1.03		5.56		1.34		5.25		120

9.88		4.14	9,491	0.70	(b)	6.05	(b)	1.32	(b)	5.43	(b)	103
9.86		3.94	747	1.30	(b)	5.52	(b)	1.82	(b)	5.00	(b)	103
9.86		1.44	190	1.45	(b)	5.52	(b)	1.82	(b)	5.15	(b)	103
9.86		7.07	103,729	0.45		6.43		0.82		6.06		103
9.89		6.91	1,060	0.70		6.19		1.07		5.82		103
9.86		6.63	3,337	0.95		5.92		1.32		5.55		103

9.83		6.75	99,944	0.45		6.44		0.71		6.18		115
9.85		4.00	252	0.70	(b)	5.97	(b)	0.96	(b)	5.71	(b)	115
9.82		4.35	1,822	0.95	(b)	6.05	(b)	1.21	(b)	5.79	(b)	115

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2001 - Class A Shares	$13.84	$0.40	(c)	$ 0.44	$ 0.84	$(0.40)	$(0.03)	$ —	$(0.43)
2001 - Class B Shares	13.85	0.35	(c)	0.43	0.78	(0.35)	(0.03)	—	(0.38)
2001 - Class C Shares	13.84	0.35	(c)	0.42	0.77	(0.35)	(0.03)	—	(0.38)
2001 - Institutional Shares	13.82	0.43	(c)	0.44	0.87	(0.43)	(0.03)	—	(0.46)
2001 - Service Shares	13.82	0.39	(c)	0.43	0.82	(0.39)	(0.03)	—	(0.42)

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	13.70	0.82		0.15	0.97	(0.83)	—	—	(0.83)
2000 - Class B Shares	13.72	0.71		0.15	0.86	(0.73)	—	—	(0.73)
2000 - Class C Shares	13.71	0.71		0.14	0.85	(0.72)	—	—	(0.72)
2000 - Institutional Shares	13.69	0.87		0.14	1.01	(0.88)	—	—	(0.88)
2000 - Service Shares	13.63	0.82		0.18	1.00	(0.81)	—	—	(0.81)

1999 - Class A Shares	14.91	0.80		(0.89)	(0.09)	(0.77)	—	(0.35)	(1.12)
1999 - Class B Shares	14.92	0.69		(0.87)	(0.18)	(0.67)	—	(0.35)	(1.02)
1999 - Class C Shares	14.91	0.69		(0.88)	(0.19)	(0.66)	—	(0.35)	(1.01)
1999 - Institutional Shares	14.90	0.85		(0.88)	(0.03)	(0.83)	—	(0.35)	(1.18)
1999 - Service Shares	14.88	0.77		(0.92)	(0.15)	(0.75)	—	(0.35)	(1.10)

1998 - Class A Shares	14.59	0.81		0.45	1.26	(0.81)	(0.07)	(0.06)	(0.94)
1998 - Class B Shares	14.61	0.72		0.42	1.14	(0.72)	(0.05)	(0.06)	(0.83)
1998 - Class C Shares	14.60	0.74		0.40	1.14	(0.74)	(0.03)	(0.06)	(0.83)
1998 - Institutional Shares	14.59	0.87		0.42	1.29	(0.87)	(0.05)	(0.06)	(0.98)
1998 - Service Shares	14.59	0.80		0.40	1.20	(0.80)	(0.05)	(0.06)	(0.91)

1997 - Class A Shares	14.36	0.91		0.29	1.20	(0.90)	—	(0.07)	(0.97)
1997 - Class B Shares	14.37	0.80		0.30	1.10	(0.79)	—	(0.07)	(0.86)
1997 - Class C Shares (commenced August 15)	14.38	0.17		0.22	0.39	(0.17)	—	—	(0.17)
1997 - Institutional Shares (commenced August 15)	14.37	0.20		0.22	0.42	(0.20)	—	—	(0.20)
1997 - Service Shares (commenced August 15)	14.37	0.20		0.21	0.41	(0.19)	—	—	(0.19)

1996 - Class A shares	14.47	0.92		(0.11)	0.81	(0.92)	—	—	(0.92)
1996 - Class B shares (commenced May 1)	14.11	0.41		0.26	0.67	(0.41)	—	—	(0.41)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (d)

$14.25	6.10%	$102,941	0.98	% (b)	5.71	% (b)	1.34	% (b)	5.35	% (b)	252%
14.25	5.63	23,968	1.73	(b)	4.96	(b)	2.09	(b)	4.60	(b)	252
14.23	5.56	9,853	1.73	(b)	4.95	(b)	2.09	(b)	4.59	(b)	252
14.23	6.32	12,656	0.58	(b)	6.09	(b)	0.94	(b)	5.73	(b)	252
14.22	5.99	5,373	1.08	(b)	5.75	(b)	1.44	(b)	5.39	(b)	252

13.84	7.33	88,783	0.98		6.01		1.39		5.60		341
13.85	6.45	18,724	1.73		5.24		2.14		4.83		341
13.84	6.46	7,606	1.73		5.25		2.14		4.84		341
13.82	7.68	7,514	0.58		6.41		0.99		6.00		341
13.82	7.62	373	1.08		6.02		1.49		5.61		341

13.70	(0.63)	82,102	0.98		5.63		1.33		5.28		278
13.72	(1.29)	19,684	1.73		4.88		2.08		4.53		278
13.71	(1.29)	10,053	1.73		4.89		2.08		4.54		278
13.69	(0.23)	5,899	0.58		6.07		0.93		5.72		278
13.63	(1.01)	15	1.08		5.56		1.43		5.21		278

14.91	8.98	101,015	0.76		5.53		1.53		4.76		315
14.92	8.09	16,125	1.51		4.76		2.05		4.22		315
14.91	8.09	9,639	1.51		4.59		2.05		4.05		315
14.90	9.19	2,642	0.51		5.82		1.05		5.28		315
14.88	8.53	2	1.01		5.48		1.55		4.94		315

14.59	8.72	68,859	0.50		6.38		1.82		5.06		396
14.61	7.96	8,041	1.25		5.59		2.32		4.52		396
14.60	2.72	1,196	1.25	(b)	5.45	(b)	2.32	(b)	4.38	(b)	396
14.59	2.94	1,894	0.25	(b)	7.03	(b)	1.32	(b)	5.96	(b)	396
14.59	2.85	2	0.75	(b)	6.49	(b)	1.82	(b)	5.42	(b)	396

14.36	5.80	30,603	0.50		6.42		1.89		5.03		485
14.37	4.85	234	1.25	(b)	5.65	(b)	2.39	(b)	4.51	(b)	485

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),,

2001 - Class A Shares	$ 9.52	$0.29	(c)	$ 0.29	$ 0.58	$(0.29)	$(0.02)	$ —	$(0.31)
2001 - Class B Shares	9.54	0.25	(c)	0.30	0.55	(0.25)	(0.02)	—	(0.27)
2001 - Class C Shares	9.55	0.25	(c)	0.29	0.54	(0.25)	(0.02)	—	(0.27)
2001 - Institutional Shares	9.54	0.31	(c)	0.30	0.61	(0.31)	(0.02)	—	(0.33)
2001 - Service Shares	9.54	0.29	(c)	0.29	0.58	(0.29)	(0.01)	—	(0.30)

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	9.50	0.57	(c)	0.02	0.59	(0.57)	—	—	(0.57)
2000 - Class B Shares	9.52	0.50	(c)	0.02	0.52	(0.50)	—	—	(0.50)
2000 - Class C Shares	9.52	0.50	(c)	0.03	0.53	(0.50)	—	—	(0.50)
2000 - Institutional Shares	9.52	0.61	(c)	0.02	0.63	(0.61)	—	—	(0.61)
2000 - Service Shares	9.52	0.56	(c)	0.02	0.58	(0.56)	—	—	(0.56)

1999 - Class A Shares	10.25	0.54		(0.61)	(0.07)	(0.53)	—	(0.15)	(0.68)
1999 - Class B Shares	10.28	0.48		(0.62)	(0.14)	(0.47)	—	(0.15)	(0.62)
1999 - Class C Shares	10.28	0.47		(0.62)	(0.15)	(0.46)	—	(0.15)	(0.61)
1999 - Institutional Shares	10.28	0.58		(0.62)	(0.04)	(0.57)	—	(0.15)	(0.72)
1999 - Administration Shares (e)	10.27	0.40	(c)	(0.41)	(0.01)	(0.40)	—	(0.15)	(0.55)
1999 - Service Shares	10.28	0.54		(0.62)	(0.08)	(0.53)	—	(0.15)	(0.68)

1998 - Class A Shares	10.06	0.59		0.27	0.86	(0.59)	(0.02)	(0.06)	(0.67)
1998 - Class B Shares	10.09	0.52		0.27	0.79	(0.52)	(0.02)	(0.06)	(0.60)
1998 - Class C Shares	10.09	0.52		0.27	0.79	(0.52)	(0.02)	(0.06)	(0.60)
1998 - Institutional Shares	10.08	0.61		0.29	0.90	(0.61)	(0.03)	(0.06)	(0.70)
1998 - Administration Shares	10.07	0.57		0.29	0.86	(0.57)	(0.03)	(0.06)	(0.66)
1998 - Service Shares	10.09	0.56		0.27	0.83	(0.56)	(0.02)	(0.06)	(0.64)

1997 - Class A Shares (commenced May 1)	9.70	0.30		0.36	0.66	(0.30)	—	—	(0.30)
1997 - Class B Shares (commenced May 1)	9.72	0.27		0.37	0.64	(0.27)	—	—	(0.27)
1997 - Class C Shares (commenced August 15)	9.93	0.11		0.16	0.27	(0.11)	—	—	(0.11)
1997 - Institutional Shares	9.85	0.64		0.23	0.87	(0.64)	—	—	(0.64)
1997 - Administration Shares	9.84	0.62		0.23	0.85	(0.62)	—	—	(0.62)
1997 - Service Shares	9.86	0.59		0.23	0.82	(0.59)	—	—	(0.59)

1996 - Institutional Shares	10.00	0.64		(0.07)	0.57	(0.64)	—	(0.08)	(0.72)
1996 - Administrative Shares (commenced February 28)	9.91	0.41		(0.07)	0.34	(0.41)	—	—	(0.41)
1996 - Service Shares (commenced March 13)	9.77	0.38		0.09	0.47	(0.38)	—	—	(0.38)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

								Ratios assuming no expense reductions

Net asset value, end of period		Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (d)

$ 9.79		6.13%	$110,826	0.94	% (b)	5.84	% (b)	0.96	% (b)	5.82	% (b)	164%
9.82		5.83	20,074	1.69	(b)	5.10	(b)	1.71	(b)	5.08	(b)	164
9.82		5.72	8,771	1.69	(b)	5.11	(b)	1.71	(b)	5.09	(b)	164
9.82		6.43	370,188	0.54	(b)	6.26	(b)	0.56	(b)	6.24	(b)	164
9.82		6.17	23,560	1.04	(b)	5.79	(b)	1.06	(b)	5.77	(b)	164

9.52		6.48	73,846	0.94		6.04		0.97		6.01		272
9.54		5.69	14,002	1.69		5.29		1.72		5.26		272
9.55		5.80	6,107	1.69		5.30		1.72		5.27		272
9.54		6.90	268,465	0.54		6.46		0.57		6.43		272
9.54		6.37	9,445	1.04		5.95		1.07		5.92		272

9.50		(0.68)	65,368	0.94		5.57		0.98		5.53		280
9.52		(1.47)	14,654	1.69		4.83		1.73		4.79		280
9.52		(1.51)	7,443	1.69		4.82		1.73		4.78		280
9.52		(0.37)	216,973	0.54		5.97		0.58		5.93		280
9.71	(e)	(0.13)	—	0.79	(b)	5.63	(b)	0.83	(b)	5.59	(b)	280
9.52		(0.87)	8,172	1.04		5.50		1.08		5.46		280

10.25		8.76	56,267	0.74		5.58		1.21		5.11		272
10.28		7.94	7,209	1.49		4.82		1.75		4.56		272
10.28		7.94	5,587	1.49		4.81		1.75		4.55		272
10.28		9.15	195,730	0.46		5.95		0.72		5.69		272
10.27		8.88	12,743	0.71		5.70		0.97		5.44		272
10.28		8.50	5,263	0.96		5.44		1.22		5.18		272

10.06		6.94	9,336	0.70	(b)	6.13	(b)	1.33	(b)	5.50	(b)	361
10.09		6.63	621	1.45	(b)	5.28	(b)	1.83	(b)	4.90	(b)	361
10.09		2.74	272	1.45	(b)	4.84	(b)	1.83	(b)	4.46	(b)	361
10.08		9.19	79,230	0.45		6.53		0.83		6.15		361
10.07		8.92	6,176	0.70		6.27		1.08		5.89		361
10.09		8.65	1,868	0.95		6.00		1.33		5.62		361

9.85		5.98	72,061	0.45		6.51		0.83		6.13		414
9.84		3.56	702	0.70	(b)	6.41	(b)	1.08	(b)	6.03	(b)	414
9.86		4.90	381	0.95	(b)	6.37	(b)	1.33	(b)	5.99	(b)	414

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From capital	From net realized gains	Total distributions

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2001-Class A Shares	$14.68	$0.29	(c)	$ 0.45	$ 0.74	$(1.06)	$ —	$ —	$(1.06)
2001-Class B Shares	14.65	0.25	(c)	0.45	0.70	(1.03)	—	—	(1.03)
2001-Class C Shares	14.63	0.25	(c)	0.45	0.70	(1.03)	—	—	(1.03)
2001-Institutional Shares	14.67	0.33	(c)	0.45	0.78	(1.11)	—	—	(1.11)
2001-Service Shares	14.66	0.30	(c)	0.44	0.74	(1.07)	—	—	(1.07)

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	14.49	0.59	(c)	0.20	0.79	(0.60)	—	—	(0.60)
2000 - Class B Shares	14.45	0.51	(c)	0.22	0.73	(0.53)	—	—	(0.53)
2000 - Class C Shares	14.43	0.51	(c)	0.22	0.73	(0.53)	—	—	(0.53)
2000 - Institutional Shares	14.48	0.68	(c)	0.21	0.89	(0.70)	—	—	(0.70)
2000 - Service Shares	14.47	0.61	(c)	0.20	0.81	(0.62)	—	—	(0.62)

1999 - Class A Shares	15.65	0.62	(c)	(0.78)	(0.16)	(0.61)	(0.03)	(0.36)	(1.00)
1999 - Class B Shares	15.63	0.53		(0.78)	(0.25)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Class C Shares	15.60	0.53		(0.77)	(0.24)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Institutional Shares	15.64	0.71		(0.77)	(0.06)	(0.71)	(0.03)	(0.36)	(1.10)
1999 - Service Shares	15.64	0.64		(0.79)	(0.15)	(0.63)	(0.03)	(0.36)	(1.02)

1998 - Class A Shares	15.10	0.72	(c)	0.90	1.62	(1.01)	—	(0.06)	(1.07)
1998 - Class B Shares	15.08	0.63	(c)	0.92	1.55	(0.94)	—	(0.06)	(1.00)
1998 - Class C Shares	15.06	0.63	(c)	0.91	1.54	(0.94)	—	(0.06)	(1.00)
1998 - Institutional Shares	15.09	0.82	(c)	0.90	1.72	(1.11)	—	(0.06)	(1.17)
1998 - Service Shares	15.09	0.74	(c)	0.91	1.65	(1.04)	—	(0.06)	(1.10)

1997 - Class A shares	14.53	0.59		0.77	1.36	(0.79)	—	—	(0.79)
1997 - Class B shares	14.53	0.72		0.56	1.28	(0.73)	—	—	(0.73)
1997 - Class C shares (commenced August 15)	14.80	0.16		0.29	0.45	(0.19)	—	—	(0.19)
1997 - Institutional Shares	14.52	0.88		0.56	1.44	(0.87)	—	—	(0.87)
1997 - Service Shares (commenced March 12)	14.69	0.53		0.39	0.92	(0.52)	—	—	(0.52)

1996 - Class A shares	14.45	0.71		0.80	1.51	(1.43)	—	—	(1.43)
1996 - Class B shares (commenced May 1)	14.03	0.34		0.52	0.86	(0.36)	—	—	(0.36)
1996 - Institutional shares	14.45	1.15		0.42	1.57	(1.50)	—	—	(1.50)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$14.36	5.19%	$283,598	1.34	% (b)	3.97	% (b)	1.71	% (b)	3.60	% (b)	111%
14.32	4.88	26,116	1.84	(b)	3.47	(b)	2.21	(b)	3.10	(b)	111
14.30	4.89	7,314	1.84	(b)	3.47	(b)	2.21	(b)	3.10	(b)	111
14.34	5.46	239,460	0.69	(b)	4.61	(b)	1.06	(b)	4.24	(b)	111
14.33	5.20	1,568	1.19	(b)	4.12	(b)	1.56	(b)	3.75	(b)	111

14.68	5.58	294,738	1.34		4.03		1.70		3.67		185
14.65	5.14	22,008	1.84		3.53		2.20		3.17		185
14.63	5.13	5,954	1.84		3.54		2.20		3.18		185
14.67	6.27	287,145	0.69		4.69		1.05		4.33		185
14.66	5.76	1,934	1.19		4.17		1.55		3.81		185

14.49	(1.14)	271,832	1.34		4.12		1.72		3.74		158
14.45	(1.74)	16,724	1.84		3.60		2.22		3.22		158
14.43	(1.68)	7,786	1.84		3.60		2.22		3.22		158
14.48	(0.49)	279,621	0.69		4.75		1.07		4.37		158
14.47	(1.06)	1,115	1.19		4.28		1.57		3.90		158

15.65	11.21	217,362	1.31		4.71		1.75		4.27		230
15.63	10.66	8,135	1.83		4.19		2.24		3.78		230
15.60	10.65	4,090	1.83		4.20		2.24		3.79		230
15.64	11.95	178,532	0.66		5.40		1.07		4.99		230
15.64	11.43	1,058	1.16		4.92		1.57		4.51		230

15.10	9.66	167,096	1.17		5.19		1.60		4.76		384
15.08	9.04	3,465	1.71		4.76		2.10		4.37		384
15.06	3.03	496	1.71	(b)	4.98	(b)	2.10	(b)	4.59	(b)	384
15.09	10.26	60,929	0.65		5.72		1.04		5.33		384
15.09	6.42	151	1.15	(b)	5.33	(b)	1.54	(b)	4.94	(b)	384

14.53	11.05	198,665	1.16		5.81		1.64		5.33		232
14.53	6.24	256	1.70	(b)	5.16	(b)	2.14	(b)	4.72	(b)	232
14.52	11.55	54,254	0.65		6.35		1.11		5.89		232

F U N D S  P R O F I L E

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $280 billion in assets under management, our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 40 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

GLOBAL SECTOR
INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

Global Sector Funds
- Consumer Growth Fund
- Financial Services Fund
- Health Sciences Fund
- Infrastructure and Resources Fund
- Technology Fund

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund*
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Fund

Specialty Funds
- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Adjustable Rate Government Fund
- Enhanced Income Fund

Money Market Funds[1]

1  An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select FundSM , Internet Tollkeeper FundSM and the CORESM Funds are service marks of Goldman, Sachs & Co.

*Goldman Sachs International Growth Opportunities Fund was formerly Goldman Sachs International Small Cap Fund.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES

Ashok N. Bakhru, *Chairman*
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS

Douglas C. Grip, *President*
Jesse H. Cole, *Vice President*
James A. Fitzpatrick, *Vice President*
John M. Perlowski, *Treasurer*
Peter W. Fortner, *Assistant Treasurer*
Philip V. Giuca, Jr., *Assistant Treasurer*
Howard B. Surloff, *Secretary*
Amy E. Belanger, *Assistant Secretary*
Valerie A. Zondorak, *Assistant Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS INTERNATIONAL
133 Peterborough Court
London, England EC4A 2BB

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

The Goldman Sachs Government Income, Goldman Sachs Short Duration Government and Goldman Sachs Adjustable Rate Government Funds' net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

The Goldman Sachs Global Income and Goldman Sachs Core Fixed Income Funds' foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

The Goldman Sachs Enhanced Income Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate which may result in a loss of a portion of the principal amount invested.

Copyright 2001 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2001 / 01-923 FI/INVGRSAR / 33.1K / 06-01